UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)


             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)


                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691


                   Date of fiscal year end: December 31, 2004

                  Date of reporting period: September 30, 2005



ITEM 1.  SCHEDULE OF INVESTMENTS
===============================

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS  PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

COMMON STOCK FUND

SHARES            SECURITY NAME                                                                          VALUE
COMMON STOCKS - 94.04%

AMUSEMENT & RECREATION SERVICES - 0.94%
         405,000  INTERNATIONAL GAME TECHNOLOGY                                                     $   10,935,000
                                                                                                    --------------

APPAREL & ACCESSORY STORES - 3.76%
         515,000  ANN TAYLOR STORES CORPORATION+                                                        13,673,250
         348,000  KOHL'S CORPORATION+                                                                   17,462,640
         623,000  LIMITED BRANDS                                                                        12,727,890

                                                                                                        43,863,780
                                                                                                    --------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 2.52%
         335,000  COLUMBIA SPORTSWEAR COMPANY+                                                          15,544,000
         485,000  JONES APPAREL GROUP INCORPORATED                                                      13,822,500

                                                                                                        29,366,500
                                                                                                    --------------

APPLICATIONS SOFTWARE - 1.33%
         615,000  CITRIX SYSTEMS INCORPORATED+<<                                                        15,461,100
                                                                                                    --------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 1.38%
         417,000  ADVANCE AUTO PARTS INCORPORATED+<<                                                    16,129,560
                                                                                                    --------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 1.26%
         429,900  RYDER SYSTEM INCORPORATED                                                             14,711,178
                                                                                                    --------------

BUSINESS SERVICES - 4.28%
         255,000  AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                    13,923,000
         264,500  CHECKFREE CORPORATION+                                                                10,003,390
         440,000  COGNOS INCORPORATED+<<                                                                17,129,200
       1,030,000  MENTOR GRAPHICS CORPORATION+<<                                                         8,858,000

                                                                                                        49,913,590
                                                                                                    --------------

CHEMICALS & ALLIED PRODUCTS - 6.89%
         755,000  HUNTSMAN CORPORATION+                                                                 14,760,250
         415,000  IMCLONE SYSTEMS INCORPORATED+                                                         13,051,750
         460,000  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                       16,394,400
         555,000  MEDIMMUNE INCORPORATED+                                                               18,675,750
         272,000  SIGMA-ALDRICH CORPORATION<<                                                           17,424,320

                                                                                                        80,306,470
                                                                                                    --------------

COMMUNICATIONS - 6.99%
       1,000,000  CABLEVISION SYSTEMS NEW YORK GROUP CLASS A+                                           30,670,000
         450,000  CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                             14,800,500
         890,000  DIRECTV GROUP INCORPORATED+                                                           13,332,200
         316,700  IAC INTERACTIVECORP+                                                                   8,028,345
         615,000  SPRINT NEXTEL CORPORATION                                                             14,624,700

                                                                                                        81,455,745
                                                                                                    --------------

DEPOSITORY INSTITUTIONS - 3.77%
         243,000  CITY NATIONAL CORPORATION                                                             17,031,870
         360,000  FIFTH THIRD BANCORP                                                                   13,222,800
         315,000  MARSHALL & ILSLEY CORPORATION                                                         13,705,650

                                                                                                        43,960,320
                                                                                                    --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS  PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

COMMON STOCK FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                          VALUE
EATING & DRINKING PLACES - 1.10%
         350,000  OUTBACK STEAKHOUSE INCORPORATED                                                   $   12,810,000
                                                                                                    --------------

ELECTRIC, GAS & SANITARY SERVICES - 1.36%
         450,000  REPUBLIC SERVICES INCORPORATED                                                        15,880,500
                                                                                                    --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 7.46%
         675,000  ADVANCED MICRO DEVICES INCORPORATED+                                                  17,010,000
         290,000  AMPHENOL CORPORATION CLASS A                                                          11,698,600
         900,000  ENERSYS+<<                                                                            13,653,000
         950,000  FAIRCHILD SEMICONDUCTOR INTERNATIONAL INCORPORATED+<<                                 14,117,000
         940,000  NOKIA OYJ ADR                                                                         15,895,400
         480,000  SILICON LABORATORIES INCORPORATED+                                                    14,587,200

                                                                                                        86,961,200
                                                                                                    --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 3.79%
       1,840,000  BEARINGPOINT INCORPORATED+<<                                                          13,965,600
         130,000  CELGENE CORPORATION+                                                                   7,061,600
         105,000  JACOBS ENGINEERING GROUP INCORPORATED+                                                 7,077,000
         280,000  PHARMACEUTICAL PRODUCT DEVELOPMENT INCORPORATED                                       16,102,800

                                                                                                        44,207,000
                                                                                                    --------------

FOOD & KINDRED PRODUCTS - 1.20%
         218,000  MOLSON COORS BREWING COMPANY                                                          13,954,180
                                                                                                    --------------

FOOD STORES - 1.46%
         825,000  KROGER COMPANY+                                                                       16,986,750
                                                                                                    --------------

HEALTH SERVICES - 1.40%
         812,400  VALEANT PHARMACEUTICALS INTERNATIONAL                                                 16,312,992
                                                                                                    --------------

HOLDING & OTHER INVESTMENT OFFICES - 0.90%
         175,000  DISCOVERY HOLDING COMPANY+<<                                                           2,527,000
         350,000  TELEWEST GLOBAL INCORPORATED+                                                          8,032,500

                                                                                                        10,559,500
                                                                                                    --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.95%
         250,000  CARLISLE COMPANIES INCORPORATED                                                       15,892,500
         390,000  DOVER CORPORATION                                                                     15,908,100
         840,000  SEAGATE TECHNOLOGY<<                                                                  13,314,000
         730,000  SMITH INTERNATIONAL INCORPORATED                                                      24,316,300

                                                                                                        69,430,900
                                                                                                    --------------

INSURANCE AGENTS, BROKERS & SERVICE - 1.30%
         525,000  ARTHUR J. GALLAGHER & COMPANY                                                         15,125,250
                                                                                                    --------------

INSURANCE CARRIERS - 3.79%
         380,000  GENWORTH FINANCIAL INCORPORATED                                                       12,251,200
         260,000  MBIA INCORPORATED                                                                     15,761,200
         370,000  RENAISSANCERE HOLDINGS LIMITED<<                                                      16,180,100

                                                                                                        44,192,500
                                                                                                    --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 3.93%
         595,000  EASTMAN KODAK COMPANY                                                                 14,476,350
         340,000  RESPIRONICS INCORPORATED+                                                             14,341,200

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS  PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

COMMON STOCK FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                          VALUE


MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (CONTINUED)
         550,000  THERMO ELECTRON CORPORATION+                                                      $   16,995,000

                                                                                                        45,812,550
                                                                                                    --------------

METAL MINING - 1.26%
         855,000  PLACER DOME INCORPORATED<<                                                            14,663,250
                                                                                                    --------------

MISCELLANEOUS RETAIL - 1.44%
         570,000  SPORTS AUTHORITY INCORPORATED+                                                        16,780,800
                                                                                                    --------------

MOTION PICTURES - 2.58%
       1,750,000  LIBERTY MEDIA CORPORATION CLASS A+                                                    14,087,500
       1,030,000  NEWS CORPORATION CLASS A                                                              16,057,700

                                                                                                        30,145,200
                                                                                                    --------------

OIL & GAS EXTRACTION - 12.29%
         345,000  APACHE CORPORATION                                                                    25,950,900
         415,000  BURLINGTON RESOURCES INCORPORATED                                                     33,747,800
         400,000  EOG RESOURCES INCORPORATED                                                            29,960,000
         290,000  NABORS INDUSTRIES LIMITED+                                                            20,830,700
         480,000  NOBLE CORPORATION                                                                     32,860,800

                                                                                                       143,350,200
                                                                                                    --------------

PAPER & ALLIED PRODUCTS - 0.89%
         590,000  PACTIV CORPORATION+                                                                   10,336,800
                                                                                                    --------------

PRIMARY METAL INDUSTRIES - 1.36%
         650,000  ALCOA INCORPORATED                                                                    15,873,000
                                                                                                    --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.33%
         405,000  DOW JONES & COMPANY INCORPORATED                                                      15,466,950
                                                                                                    --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.45%
         275,000  MERRILL LYNCH & COMPANY INCORPORATED                                                  16,871,250
                                                                                                    --------------

TRANSPORTATION BY AIR - 0.45%
         550,000  CONTINENTAL AIRLINES INCORPORATED CLASS B+                                             5,313,000
                                                                                                    --------------

TRANSPORTATION EQUIPMENT - 1.24%
         332,000  AUTOLIV INCORPORATED<<                                                                14,442,000
                                                                                                    --------------

TRANSPORTATION SERVICES - 0.64%
         380,000  EXPEDIA INCORPORATED+                                                                  7,527,800
                                                                                                    --------------

WHOLESALE TRADE-DURABLE GOODS - 2.35%
         300,000  OMNICARE INCORPORATED<<                                                               16,869,000
         286,500  TECH DATA CORPORATION+<<                                                              10,517,415

                                                                                                        27,386,415
                                                                                                    --------------

TOTAL COMMON STOCKS (COST $795,777,617)                                                              1,096,493,230
                                                                                                    --------------

COLLATERAL FOR SECURITIES LENDING - 3.50%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.08%
         886,066  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                          886,066
                                                                                                    --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS  PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

COMMON STOCK FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS - 3.42%
      $1,000,000  CANCARA ASSET SECURITIZATION LIMITED                                 3.70%      10/13/2005       $   998,950
       1,000,000  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B                           3.69       10/07/2005         1,000,000
       1,000,000  KLIO II FUNDING CORPORATION                                          3.79       10/25/2005           997,700
       1,000,000  LEGACY CAPITAL CORPORATION, LLC                                      3.62       10/03/2005         1,000,000
       1,500,000  LEXINGTON PARKER CAPITAL CORPORATION                                 3.64       10/14/2005         1,498,275
      32,400,000  MORGAN STANLEY REPURCHASE AGREEMENT (MATURITY VALUE
                  $32,410,260)                                                         3.80       10/03/2005        32,400,000
       2,000,000  UBS FINANCE (DELAWARE) LLC                                           3.80       10/05/2005         1,999,580

                                                                                                                    39,894,505
                                                                                                                --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $40,780,571)                                                          40,780,571
                                                                                                                --------------
SHARES

INVESTMENT COMPANIES - 1.31%

STOCK FUNDS - 1.31%
          80,000  BIOTECH HOLDRS TRUST                                                                              15,257,600
                                                                                                                --------------

TOTAL INVESTMENT COMPANIES (COST $7,667,540)                                                                        15,257,600
                                                                                                                --------------

SHORT-TERM INVESTMENTS - 5.83%
      68,007,459  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                       68,007,459
                                                                                                                --------------

TOTAL SHORT-TERM INVESTMENTS (COST $68,007,459)                                                                     68,007,459
                                                                                                                --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $912,233,187)*                                                                 104.68%                    $1,220,538,860

OTHER ASSETS AND LIABILITIES, NET                                                     (4.68)                       (54,540,348)
                                                                                    -------                     --------------

TOTAL NET ASSETS                                                                     100.00%                    $1,165,998,512
                                                                                    -------                     --------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $68,007,459.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  DISCOVERY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                        VALUE
COMMON STOCKS - 95.76%

AEROSPACE, DEFENSE - 1.12%
        176,200    BE AEROSPACE INCORPORATED+                                                      $     2,919,634
                                                                                                   ---------------

AMUSEMENT & RECREATION SERVICES - 1.89%
         38,600    HARRAH'S ENTERTAINMENT INCORPORATED                                                   2,516,334
         72,600    LIFETIME FITNESS INCORPORATED+                                                        2,405,964

                                                                                                         4,922,298
                                                                                                   ---------------

APPAREL & ACCESSORY STORES - 2.31%
         22,700    ABERCROMBIE & FITCH COMPANY CLASS A                                                   1,131,595
         71,900    CHICO'S FAS INCORPORATED+                                                             2,645,920
        104,900    DSW INCORPORATED+                                                                     2,223,880

                                                                                                         6,001,395
                                                                                                   ---------------

BUSINESS SERVICES - 12.30%
         66,900    ALLIANCE DATA SYSTEMS CORPORATION+                                                    2,619,135
        217,800    CHECK POINT SOFTWARE TECHNOLOGIES LIMITED+<<                                          5,296,896
        159,600    COGENT INCORPORATED+                                                                  3,790,500
         73,000    COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION+                                           3,401,070
        118,100    COGNOS INCORPORATED+                                                                  4,597,633
         11,150    GLOBAL CASH ACCESS INCORPORATED+<<                                                      157,215
         90,600    IDX SYSTEMS CORPORATION+                                                              3,912,108
        104,000    MONSTER WORLDWIDE INCORPORATED+                                                       3,193,840
        976,485    OPENTV CORPORATION CLASS A+<<                                                         2,802,512
         46,100    TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+                                           1,018,349
         50,850    TNS INCORPORATED+                                                                     1,233,113

                                                                                                        32,022,371
                                                                                                   ---------------

CHEMICALS & ALLIED PRODUCTS - 3.62%
        170,884    DIGENE CORPORATION+                                                                   4,870,194
         35,080    GENZYME CORPORATION+                                                                  2,513,131
        123,300    INTERMUNE INCORPORATED+                                                               2,040,615

                                                                                                         9,423,940
                                                                                                   ---------------

COMMUNICATIONS - 7.90%
         83,900    AMERICAN TOWER CORPORATION CLASS A+                                                   2,093,305
        133,400    CROWN CASTLE INTERNATIONAL CORPORATION+                                               3,285,642
        307,800    DOBSON COMMUNICATIONS CORPORATION+                                                    2,363,904
         86,800    EQUINIX INCORPORATED+                                                                 3,615,220
         69,000    NEXTEL PARTNERS INCORPORATED CLASS A+                                                 1,731,900
         88,538    NII HOLDINGS INCORPORATED+                                                            7,477,034

                                                                                                        20,567,005
                                                                                                   ---------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 1.17%
        239,200    QUANTA SERVICES INCORPORATED+                                                         3,052,192
                                                                                                   ---------------

ELECTRIC, GAS & SANITARY SERVICES - 1.95%
        202,300    WILLIAMS COMPANIES INCORPORATED                                                       5,067,615
                                                                                                   ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 8.49%
        212,500    ARRIS GROUP INCORPORATED+                                                             2,520,250
         45,850    HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                          4,689,080
         79,400    MARVELL TECHNOLOGY GROUP LIMITED+                                                     3,661,134
        247,600    MEMC ELECTRONIC MATERIALS INCORPORATED+                                               5,642,804
        110,200    NETWORK APPLIANCE INCORPORATED+                                                       2,616,148

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  DISCOVERY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                        VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
         99,600    TESSERA TECHNOLOGIES INCORPORATED+                                              $     2,979,036

                                                                                                        22,108,452
                                                                                                   ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.22%
         64,000    GEN-PROBE INCORPORATED+                                                               3,164,800
                                                                                                   ---------------

HEALTH SERVICES - 3.47%
         95,400    COMMUNITY HEALTH SYSTEMS+                                                             3,702,474
         58,700    LABONE INCORPORATED+                                                                  2,553,450
         51,200    PSYCHIATRIC SOLUTIONS INCORPORATED+                                                   2,776,576

                                                                                                         9,032,500
                                                                                                   ---------------

HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS - 1.07%
         89,809    FOSTER WHEELER LIMITED+                                                               2,774,200
                                                                                                   ---------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.65%
         43,900    WILLIAMS-SONOMA INCORPORATED+                                                         1,683,565
                                                                                                   ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 1.31%
        152,900    HILTON HOTELS CORPORATION                                                             3,412,728
                                                                                                   ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.35%
         78,200    GAMESTOP CORPORATION CLASS A+<<                                                       2,460,954
         81,800    GRANT PRIDECO INCORPORATED+                                                           3,325,170
         83,200    NETGEAR INCORPORATED+                                                                 2,001,792
        141,500    SCIENTIFIC GAMES CORPORATION CLASS A+                                                 4,386,500
        124,200    UNOVA INCORPORATED+                                                                   4,344,516

                                                                                                        16,518,932
                                                                                                   ---------------

INSURANCE CARRIERS - 3.01%
         91,700    ENDURANCE SPECIALTY HOLDINGS LIMITED                                                  3,127,887
         59,100    PACIFICARE HEALTH SYSTEMS INCORPORATED+<<                                             4,714,998

                                                                                                         7,842,885
                                                                                                   ---------------

LEATHER & LEATHER PRODUCTS - 1.07%
         88,500    COACH INCORPORATED+                                                                   2,775,360
                                                                                                   ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 9.72%
         43,000    AFFYMETRIX INCORPORATED+                                                              1,987,890
        197,800    AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+<<                                     3,985,670
         50,600    DENTSPLY INTERNATIONAL INCORPORATED                                                   2,733,412
        192,700    EV3 INCORPORATED+                                                                     3,613,125
         82,000    FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+                                         5,088,100
         51,100    HAEMONETICS CORPORATION+                                                              2,428,783
         69,600    MENTOR CORPORATION                                                                    3,828,696
         32,000    METTLER-TOLEDO INTERNATIONAL INCORPORATED+                                            1,631,360

                                                                                                        25,297,036
                                                                                                   ---------------

MEDICAL MANAGEMENT SERVICES - 0.75%
         22,700    COVENTRY HEALTH CARE INCORPORATED+                                                    1,952,654
                                                                                                   ---------------

METAL MINING - 2.80%
         81,700    GLAMIS GOLD LIMITED+<<                                                                1,805,570
        108,800    GOLDCORP INCORPORATED<<                                                               2,180,352

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  DISCOVERY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                        VALUE
METAL MINING (continued)
        186,900    PAN AMERICAN SILVER CORPORATION+<<                                              $     3,300,654

                                                                                                         7,286,576
                                                                                                   ---------------

MISCELLANEOUS RETAIL - 3.41%
        314,749    MARVEL ENTERTAINMENT INCORPORATION+                                                   5,624,565
         38,300    MICHAELS STORES INCORPORATED                                                          1,266,198
         91,544    PETSMART INCORPORATED<<                                                               1,993,828

                                                                                                         8,884,591
                                                                                                   ---------------

MOTION PICTURES - 1.28%
        348,900    LIONS GATE ENTERTAINMENT CORPORATION+<<                                               3,328,506
                                                                                                   ---------------

OIL & GAS EXTRACTION - 8.29%
         80,900    CANADIAN NATURAL RESOURCES LIMITED                                                    3,655,871
        170,800    CHESAPEAKE ENERGY CORPORATION                                                         6,533,100
        116,100    EDGE PETROLEUM CORPORATION+                                                           3,063,879
         44,800    NOBLE ENERGY INCORPORATED                                                             2,101,120
        103,700    PIONEER DRILLING COMPANY+                                                             2,024,224
        100,800    TODCO+                                                                                4,204,368

                                                                                                        21,582,562
                                                                                                   ---------------

PRIMARY METAL INDUSTRIES - 1.85%
         90,800    PRECISION CASTPARTS CORPORATION                                                       4,821,480
                                                                                                   ---------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.56%
         22,100    CARBO CERAMICS INCORPORATED                                                           1,458,379
                                                                                                   ---------------

THEATERS & ENTERTAINMENT - 2.39%
        310,400    REGAL ENTERTAINMENT GROUP CLASS A                                                     6,220,416
                                                                                                   ---------------

TRANSPORTATION EQUIPMENT - 2.79%
         69,200    AUTOLIV INCORPORATED                                                                  3,010,200
        228,500    GENCORP INCORPORATED+                                                                 4,261,525

                                                                                                         7,271,725
                                                                                                   ---------------

WHOLESALE TRADE NON-DURABLE GOODS - 3.02%
         87,000    CENTRAL EUROPEAN DISTRIBUTION CORPORATION+                                            3,705,330
         64,200    DEAN FOODS COMPANY+                                                                   2,494,812
         62,500    ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+                                           1,666,875

                                                                                                         7,867,017
                                                                                                   ---------------

TOTAL COMMON STOCKS (COST $217,623,294)                                                                249,260,814
                                                                                                   ---------------

RIGHTS - 0.00%
         90,400    SEAGATE TECHNOLOGY RIGHTS+(A)                                                                 0

TOTAL RIGHTS (COST $0)                                                                                           0
                                                                                                   ---------------

COLLATERAL FOR SECURITIES LENDING - 4.13%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.08%
        219,645    SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                         219,645
                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  DISCOVERY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                        VALUE
COLLATERAL INVESTED IN OTHER ASSETS - 4.05%
$    10,535,000    MORGAN STANLEY REPURCHASE AGREEMENT (MATURITY VALUE $10,538,336)                $    10,535,000
                                                                                                   ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $10,754,645)                                              10,754,645
                                                                                                   ---------------

PRINCIPAL          SECURITY NAME                                   INTEREST RATE   MATURITY DATE        VALUE

SHORT-TERM INVESTMENTS - 2.66%
      6,928,843    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                           6,928,843

TOTAL SHORT-TERM INVESTMENTS (COST $6,928,844)                                                           6,928,843
                                                                                                   ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $235,306,783)*                                     102.55%                                   $   266,944,302
                                                        -------                                    ---------------

OTHER ASSETS AND LIABILITIES, NET                         (2.55)                                        (6,649,307)
                                                        -------                                    ---------------

TOTAL NET ASSETS                                         100.00%                                   $   260,294,995
                                                        -------                                    ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $6,928,843.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                           SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ENTERPRISE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
COMMON STOCKS - 98.99%

AEROSPACE, DEFENSE - 1.64%
         227,800  BE AEROSPACE INCORPORATED+                                                                         $   3,774,646
                                                                                                                     -------------

AMUSEMENT & RECREATION SERVICES - 1.13%
          39,800  HARRAH'S ENTERTAINMENT INCORPORATED                                                                    2,594,562
                                                                                                                     -------------

APPAREL & ACCESSORY STORES - 1.54%
          43,000  ANN TAYLOR STORES CORPORATION+                                                                         1,141,650
          65,200  CHICO'S FAS INCORPORATED+                                                                              2,399,360

                                                                                                                         3,541,010
                                                                                                                     -------------

BUSINESS SERVICES - 11.58%
         219,415  CHECK POINT SOFTWARE TECHNOLOGIES LIMITED+                                                             5,336,173
         167,600  COGENT INCORPORATED+                                                                                   3,980,500
          58,800  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION+                                                            2,739,492
          97,700  COGNOS INCORPORATED+                                                                                   3,803,461
          11,700  GLOBAL CASH ACCESS INCORPORATED+                                                                         164,970
          66,000  IDX SYSTEMS CORPORATION+                                                                               2,849,880
         165,590  JUNIPER NETWORKS INCORPORATED+<<                                                                       3,939,386
          92,100  MONSTER WORLDWIDE INCORPORATED+                                                                        2,828,391
          45,000  TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+                                                              994,050

                                                                                                                        26,636,303
                                                                                                                     -------------

CHEMICALS & ALLIED PRODUCTS - 4.44%
          25,000  ALBERTO-CULVER COMPANY CLASS B                                                                         1,118,750
          74,249  DIGENE CORPORATION+                                                                                    2,116,097
          35,855  GENZYME CORPORATION+                                                                                   2,568,652
          90,300  GILEAD SCIENCES INCORPORATED+                                                                          4,403,028

                                                                                                                        10,206,527
                                                                                                                     -------------

COMMUNICATIONS - 7.33%
         172,500  AMERICAN TOWER CORPORATION CLASS A+                                                                    4,303,875
         283,100  DOBSON COMMUNICATIONS CORPORATION+                                                                     2,174,208
          80,700  EQUINIX INCORPORATED+                                                                                  3,361,155
          83,280  NII HOLDINGS INCORPORATED+                                                                             7,032,996

                                                                                                                        16,872,234
                                                                                                                     -------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.55%
         100,100  QUANTA SERVICES INCORPORATED+                                                                          1,277,276
                                                                                                                     -------------

DEPOSITORY INSTITUTIONS - 1.32%
          70,000  MARSHALL & ILSLEY CORPORATION                                                                          3,045,700
                                                                                                                     -------------

ELECTRIC, GAS & SANITARY SERVICES - 2.40%
         220,700  WILLIAMS COMPANIES INCORPORATED                                                                        5,528,535
                                                                                                                     -------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 10.93%
         192,100  ARRIS GROUP INCORPORATED+                                                                              2,278,306
          84,800  BROADCOM CORPORATION CLASS A+                                                                          3,977,968
          43,490  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                           4,447,722
          69,200  MARVELL TECHNOLOGY GROUP LIMITED+                                                                      3,190,812
         195,500  MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                4,455,445
         153,700  NETWORK APPLIANCE INCORPORATED+                                                                        3,648,838
         104,900  TESSERA TECHNOLOGIES INCORPORATED+                                                                     3,137,559

                                                                                                                        25,136,650
                                                                                                                     -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS --                          WELLS FARGO ADVANTAGE SMALL
SEPTEMBER 30, 2005 (UNAUDITED)                           AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

ENTERPRISE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 2.67%
          57,900  GEN-PROBE INCORPORATED+                                                                            $   2,863,155
          65,100  QUEST DIAGNOSTICS INCORPORATED                                                                         3,290,154

                                                                                                                         6,153,309
                                                                                                                     -------------

FOOD & KINDRED PRODUCTS - 1.65%
          52,700  WM. WRIGLEY JR. COMPANY                                                                                3,788,076
                                                                                                                     -------------

HEALTH SERVICES - 1.44%
          56,050  COMMUNITY HEALTH SYSTEMS+                                                                              2,175,301
          29,400  MANOR CARE INCORPORATED                                                                                1,129,254

                                                                                                                         3,304,555
                                                                                                                     -------------

HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS - 1.52%
         113,018  FOSTER WHEELER LIMITED+                                                                                3,491,126
                                                                                                                     -------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 1.71%
          62,500  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                            3,937,500
                                                                                                                     -------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.03%
         102,600  GRANT PRIDECO INCORPORATED+                                                                            4,170,690
          32,000  SANDISK CORPORATION+                                                                                   1,544,000
         133,900  SCIENTIFIC GAMES CORPORATION CLASS A+                                                                  4,150,900
         114,600  UNOVA INCORPORATED+                                                                                    4,008,708

                                                                                                                        13,874,298
                                                                                                                     -------------

INSURANCE CARRIERS - 4.82%
          86,400  ENDURANCE SPECIALTY HOLDINGS LIMITED                                                                   2,947,104
          71,510  WELLPOINT INCORPORATED+                                                                                5,421,888
           4,500  WHITE MOUNTAIN INSURANCE GROUP                                                                         2,718,000

                                                                                                                        11,086,992
                                                                                                                     -------------

LEATHER & LEATHER PRODUCTS - 1.13%
          82,940  COACH INCORPORATED+                                                                                    2,600,998
                                                                                                                     -------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 7.11%
          25,400  AFFYMETRIX INCORPORATED+                                                                               1,174,242
         178,800  AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+                                                        3,602,820
          48,370  DENTSPLY INTERNATIONAL INCORPORATED                                                                    2,612,947
          66,370  FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+                                                          4,118,259
          55,600  MENTOR CORPORATION                                                                                     3,058,556
          35,100  METTLER-TOLEDO INTERNATIONAL INCORPORATED+                                                             1,789,398

                                                                                                                        16,356,222
                                                                                                                     -------------

MEDICAL MANAGEMENT SERVICES - 2.01%
          53,700  COVENTRY HEALTH CARE INCORPORATED+                                                                     4,619,274
                                                                                                                     -------------

METAL MINING - 3.94%
          77,500  GLAMIS GOLD LIMITED+<<                                                                                 1,712,750
         186,700  GOLDCORP INCORPORATED<<                                                                                3,741,468
         203,800  PAN AMERICAN SILVER CORPORATION+                                                                       3,599,108

                                                                                                                         9,053,326
                                                                                                                     -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                           SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ENTERPRISE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
MISCELLANEOUS RETAIL - 2.81%
         267,357  MARVEL ENTERTAINMENT INCORPORATION+                                                                $   4,777,670
          77,222  PETSMART INCORPORATED<<                                                                                1,681,895

                                                                                                                         6,459,565
                                                                                                                     -------------

OIL & GAS EXTRACTION - 7.18%
          91,500  CANADIAN NATURAL RESOURCES LIMITED                                                                     4,134,885
         123,710  CHESAPEAKE ENERGY CORPORATION                                                                          4,731,907
          89,600  TODCO+                                                                                                 3,737,216
          63,900  TRANSOCEAN INCORPORATED+                                                                               3,917,709

                                                                                                                        16,521,717
                                                                                                                     -------------

PRIMARY METAL INDUSTRIES - 2.53%
         109,400  PRECISION CASTPARTS CORPORATION                                                                        5,809,140
                                                                                                                     -------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.73%
          25,600  CARBO CERAMICS INCORPORATED                                                                            1,689,344
                                                                                                                     -------------

THEATERS & ENTERTAINMENT - 2.49%
         285,400  REGAL ENTERTAINMENT GROUP CLASS A                                                                      5,719,416
                                                                                                                     -------------

TRANSPORTATION BY AIR - 0.65%
         100,100  SOUTHWEST AIRLINES COMPANY                                                                             1,486,485
                                                                                                                     -------------

TRANSPORTATION EQUIPMENT - 1.75%
          65,900  AUTOLIV INCORPORATED                                                                                   2,866,650
          16,200  TEXTRON INCORPORATED                                                                                   1,161,864

                                                                                                                         4,028,514
                                                                                                                     -------------

WHOLESALE TRADE NON-DURABLE GOODS - 3.96%
          82,300  CENTRAL EUROPEAN DISTRIBUTION CORPORATION+                                                             3,505,157
         105,600  DEAN FOODS COMPANY+                                                                                    4,103,616
          56,600  ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+                                                            1,509,522

                                                                                                                         9,118,295
                                                                                                                     -------------

TOTAL COMMON STOCKS (COST $193,655,051)                                                                                227,711,595
                                                                                                                     -------------

COLLATERAL FOR SECURITIES LENDING - 3.25%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.16%
         376,420  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                          376,420
                                                                                                                     -------------

PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 3.09%
$      7,110,000  MORGAN STANLEY REPURCHASE AGREEMENT(MATURITY VALUE $7,112,252)         3.80%        10/03/2005         7,110,000
                                                                                                                     -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $7,486,420)                                                                7,486,420
                                                                                                                     -------------

SHARES

SHORT-TERM INVESTMENTS - 2.28%
       5,235,751  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                            5,235,751
                                                                                                                     -------------

TOTAL SHORT-TERM INVESTMENTS (COST $5,235,751)                                                                           5,235,751
                                                                                                                     -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS --                          WELLS FARGO ADVANTAGE SMALL
SEPTEMBER 30, 2005 (UNAUDITED)                           AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

ENTERPRISE FUND
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $206,377,222)**                                    104.52%                                                     $ 240,433,766

OTHER ASSETS AND LIABILITIES, NET                         (4.52)                                                       (10,404,638)
                                                        -------                                                      -------------

TOTAL NET ASSETS                                         100.00%                                                     $ 230,029,128
                                                        -------                                                      -------------

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $5,235,751.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

** COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


4


WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS          PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

LIFE STAGE - AGGRESSIVE PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                              VALUE
INVESTMENT COMPANIES - 98.92%

AFFILIATED BOND FUNDS - 19.59%
         170,177  WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND                                        $  1,802,170
         210,601  WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND                                                 1,804,849
         131,422  WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND                                         1,205,142

                                                                                                             4,812,161
                                                                                                          ------------

AFFILIATED STOCK FUNDS - 79.33%
         288,366  WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND                                                  4,899,334
         203,911  WELLS FARGO ADVANTAGE COMMON STOCK FUND                                                    4,859,206
         119,875  WELLS FARGO ADVANTAGE GROWTH & INCOME FUND                                                 2,440,658
         171,516  WELLS FARGO ADVANTAGE OVERSEAS FUND                                                        2,433,811
         264,135  WELLS FARGO ADVANTAGE U.S. VALUE FUND                                                      4,860,081

                                                                                                            19,493,090
                                                                                                          ------------

TOTAL INVESTMENT COMPANIES (COST $20,476,076)                                                               24,305,251
                                                                                                          ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $20,476,076)*                                       98.92%                                          $ 24,305,251

OTHER ASSETS AND LIABILITIES, NET                          1.08                                                266,578
                                                        -------                                           ------------

TOTAL NET ASSETS                                         100.00%                                          $ 24,571,829
                                                        -------                                           ------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS          PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

LIFE STAGE - CONSERVATIVE PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                              VALUE
INVESTMENT COMPANIES - 98.84%

AFFILIATED BOND FUNDS - 59.02%
         337,500  WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND                                        $  3,574,126
         417,495  WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND                                                 3,577,936
         260,175  WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND                                         2,385,801

                                                                                                             9,537,863
                                                                                                          ------------

AFFILIATED STOCK FUNDS - 39.82%
          94,998  WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND                                                  1,614,020
          67,455  WELLS FARGO ADVANTAGE COMMON STOCK FUND                                                    1,607,445
          39,575  WELLS FARGO ADVANTAGE GROWTH & INCOME FUND                                                   805,750
          56,458  WELLS FARGO ADVANTAGE OVERSEAS FUND                                                          801,141
          87,361  WELLS FARGO ADVANTAGE U.S. VALUE FUND                                                      1,607,434

                                                                                                             6,435,790
                                                                                                          ------------

TOTAL INVESTMENT COMPANIES (COST $14,856,899)                                                               15,973,653
                                                                                                          ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $14,856,899)*                                       98.84%                                          $ 15,973,653

OTHER ASSETS AND LIABILITIES, NET                          1.16                                                187,730
                                                        -------                                           ------------

TOTAL NET ASSETS                                         100.00%                                          $ 16,161,383
                                                        -------                                           ------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS          PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

LIFE STAGE - MODERATE PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                              VALUE
INVESTMENT COMPANIES - 99.06%

AFFILIATED BOND FUNDS - 39.31%
         496,964  WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND                                        $  5,262,847
         615,841  WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND                                                 5,277,754
         384,097  WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND                                         3,522,166

                                                                                                            14,062,767
                                                                                                          ------------

AFFILIATED STOCK FUNDS - 59.75%
         315,606  WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND                                                  5,362,152
         223,919  WELLS FARGO ADVANTAGE COMMON STOCK FUND                                                    5,335,987
         131,483  WELLS FARGO ADVANTAGE GROWTH & INCOME FUND                                                 2,676,996
         187,289  WELLS FARGO ADVANTAGE OVERSEAS FUND                                                        2,657,635
         290,173  WELLS FARGO ADVANTAGE U.S. VALUE FUND                                                      5,339,175

                                                                                                            21,371,945
                                                                                                          ------------

TOTAL INVESTMENT COMPANIES (COST $31,628,766)                                                               35,434,712
                                                                                                          ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $31,628,766)*                                       99.06%                                          $ 35,434,712

OTHER ASSETS AND LIABILITIES, NET                          0.94                                                336,531
                                                        -------                                           ------------

TOTAL NET ASSETS                                         100.00%                                          $ 35,771,243
                                                        -------                                           ------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                           SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

MID CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                      VALUE
COMMON STOCKS - 92.54%

AMUSEMENT & RECREATION SERVICES - 3.00%
        815,000  WESTWOOD ONE INCORPORATED                                                                      $  16,210,350
        438,000  WORLD WRESTLING ENTERTAINMENT INCORPORATED                                                         5,694,000

                                                                                                                   21,904,350
                                                                                                                -------------

BUSINESS SERVICES - 4.71%
        470,000  COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED                                                    13,070,700
        810,000  ELECTRONIC DATA SYSTEMS CORPORATION                                                               18,176,400
          5,000  SYMANTEC CORPORATION+                                                                                113,300
        450,000  UNISYS CORPORATION+                                                                                2,988,000

                                                                                                                   34,348,400
                                                                                                                -------------

CHEMICALS & ALLIED PRODUCTS - 2.72%
          2,000  BIOGEN IDEC INCORPORATED+                                                                             78,960
          3,000  CHIRON CORPORATION+                                                                                  130,860
        620,000  IMCLONE SYSTEMS INCORPORATED+                                                                     19,499,000
          5,000  PROTEIN DESIGN LABS INCORPORATED+                                                                    140,000

                                                                                                                   19,848,820
                                                                                                                -------------

COMMUNICATIONS - 13.36%
        780,000  CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                         25,654,200
      1,740,000  CUMULUS MEDIA INCORPORATED CLASS A+                                                               21,732,600
          1,658  EMMIS COMMUNICATIONS CORPORATION CLASS A+                                                             36,625
        325,000  IAC INTERACTIVECORP+                                                                               8,238,750
      1,605,000  RADIO ONE INCORPORATED CLASS D+                                                                   21,105,750
      2,890,000  SPANISH BROADCASTING SYSTEM INCORPORATED+                                                         20,750,200

                                                                                                                   97,518,125
                                                                                                                -------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.01%
          2,000  DYCOM INDUSTRIES INCORPORATED+                                                                        40,440
                                                                                                                -------------

DEPOSITORY INSTITUTIONS - 1.53%
        602,100  FIRST FINANCIAL BANCORP                                                                           11,199,060
                                                                                                                -------------

ELECTRIC, GAS & SANITARY SERVICES - 5.10%
          5,000  CENTERPOINT ENERGY INCORPORATED<<                                                                     74,350
          1,000  DTE ENERGY COMPANY                                                                                    45,860
        420,000  KEYSPAN CORPORATION                                                                               15,447,600
          2,000  NISOURCE INCORPORATED                                                                                 48,500
        755,000  WASTE MANAGEMENT INCORPORATED                                                                     21,600,550

                                                                                                                   37,216,860
                                                                                                                -------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.04%
         25,000  BEARINGPOINT INCORPORATED+                                                                           189,750
         10,000  SERVICEMASTER COMPANY                                                                                135,400

                                                                                                                      325,150
                                                                                                                -------------

FOOD & KINDRED PRODUCTS - 13.61%
          5,000  CAMPBELL SOUP COMPANY                                                                                148,750
      1,260,000  COCA-COLA ENTERPRISES INCORPORATED                                                                24,570,000
        740,000  CONAGRA FOODS INCORPORATED                                                                        18,315,000
      2,949,000  DEL MONTE FOODS COMPANY+                                                                          31,642,770
      1,180,000  HERCULES INCORPORATED+                                                                            14,419,600
        425,000  SARA LEE CORPORATION<<                                                                             8,053,750

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                           SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

MID CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                      VALUE
FOOD & KINDRED PRODUCTS (continued)
         61,000  SMITHFIELD FOODS INCORPORATED+                                                                 $   1,810,480
         20,000  TYSON FOODS INCORPORATED CLASS A                                                                     361,000

                                                                                                                   99,321,350
                                                                                                                -------------

FOOD STORES - 7.50%
      2,850,000  KONINKLIJKE AHOLD NV+                                                                             21,544,980
      1,610,000  KROGER COMPANY+                                                                                   33,149,900

                                                                                                                   54,694,880
                                                                                                                -------------

FURNITURE & FIXTURES - 0.65%
        210,000  NEWELL RUBBERMAID INCORPORATED                                                                     4,756,500
                                                                                                                -------------

HEALTH SERVICES - 0.01%
          2,000  TRIAD HOSPITALS INCORPORATED+                                                                         90,540
                                                                                                                -------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.23%
          5,000  AGCO CORPORATION+                                                                                     91,000
        445,000  COOPER CAMERON CORPORATION+                                                                       32,898,850
        190,000  NATIONAL-OILWELL INCORPORATED+                                                                    12,502,000

                                                                                                                   45,491,850
                                                                                                                -------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.01%
          3,500  USI HOLDINGS CORPORATION+                                                                             45,465
                                                                                                                -------------

INSURANCE CARRIERS - 6.77%
          2,000  CONSECO INCORPORATED+<<                                                                               42,220
          1,000  LOEWS CORPORATION                                                                                     92,410
        673,100  OHIO CASUALTY CORPORATION                                                                         18,254,472
         57,000  OLD REPUBLIC INTERNATIONAL CORPORATION                                                             1,520,190
         10,000  SAFECO CORPORATION                                                                                   533,800
        670,000  SCOTTISH RE GROUP LIMITED                                                                         15,972,800
        290,000  ST. PAUL COMPANIES INCORPORATED                                                                   13,012,300

                                                                                                                   49,428,192
                                                                                                                -------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 4.79%
        690,000  BOSTON SCIENTIFIC CORPORATION+                                                                    16,125,300
          5,000  MILLIPORE CORPORATION+<<                                                                             314,450
        486,100  RAYTHEON COMPANY                                                                                  18,481,522

                                                                                                                   34,921,272
                                                                                                                -------------

METAL MINING - 11.78%
        275,000  ANGLOGOLD ASHANTI LIMITED ADR<<                                                                   11,668,250
        815,000  BARRICK GOLD CORPORATION<<                                                                        23,675,750
      1,355,000  GOLD FIELDS LIMITED ADR<<                                                                         19,688,150
        100,000  NEWMONT MINING CORPORATION                                                                         4,717,000
      1,530,000  PLACER DOME INCORPORATED                                                                          26,239,500

                                                                                                                   85,988,650
                                                                                                                -------------

OIL & GAS EXTRACTION - 0.98%
          1,000  DEVON ENERGY CORPORATION                                                                              68,640
        510,000  HANOVER COMPRESSOR COMPANY+                                                                        7,068,600

                                                                                                                    7,137,240
                                                                                                                -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                           SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

MID CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                      VALUE
PAPER & ALLIED PRODUCTS - 3.50%
        115,000  INTERNATIONAL PAPER COMPANY                                                                    $   3,427,000
        800,000  MEADWESTVACO CORPORATION                                                                          22,096,000

                                                                                                                   25,523,000
                                                                                                                -------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 4.63%
            900  PLAYBOY ENTERPRISES INCORPORATED CLASS B (NON-VOTING)+                                                12,690
      2,115,000  READER'S DIGEST ASSOCIATION INCORPORATED                                                          33,776,550

                                                                                                                   33,789,240
                                                                                                                -------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.72%
        178,000  CABOT MICROELECTRONICS CORPORATION+                                                                5,229,640
                                                                                                                -------------

TRANSPORTATION SERVICES - 0.88%
        325,000  EXPEDIA INCORPORATED+                                                                              6,438,250
                                                                                                                -------------

WHOLESALE TRADE-DURABLE GOODS - 0.01%
          5,000  PSS WORLD MEDICAL INCORPORATED+                                                                       66,700
                                                                                                                -------------

TOTAL COMMON STOCKS (COST $621,385,070)                                                                           675,323,974
                                                                                                                -------------

PREFERRED STOCKS - 0.38%
                                                                                Interest Rate
        100,000  SCOTTISH RE GROUP LIMITED                                          0.04%                           2,752,000

TOTAL PREFERRED STOCKS (COST $2,500,000)                                                                            2,752,000
                                                                                                                -------------

COLLATERAL FOR SECURITIES LENDING - 7.17%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.26%
      1,904,434  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                    1,904,434
                                                                                                                -------------

PRINCIPAL                                                                                      MATURITY DATE

COLLATERAL INVESTED IN OTHER ASSETS - 6.91%
$     2,000,000  CANCARA ASSET SECURITIZATION LIMITED                               3.70         10/13/2005         1,997,900
      2,000,000  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B                         3.69         10/07/2005         2,000,000
      2,000,000  KLIO II FUNDING CORPORATION                                        3.79         10/25/2005         1,995,400
      2,000,000  LEGACY CAPITAL CORPORATION, LLC                                    3.62         10/03/2005         2,000,000
     40,400,000  MORGAN STANLEY REPURCHASE AGREEMENT
                 (MATURITY VALUE $10,538,336)                                       3.80         10/03/2005        40,400,000
      2,000,000  UBS FINANCE (DELAWARE) LLC                                         3.80         10/05/2005         1,999,580

                                                                                                                   50,392,880
                                                                                                                -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $52,297,314)                                                         52,297,314
                                                                                                                -------------

SHARES

SHORT-TERM INVESTMENTS - 6.35%
     46,369,235  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                       46,369,235
                                                                                                                -------------

TOTAL SHORT-TERM INVESTMENTS (COST $46,369,235)                                                                    46,369,235
                                                                                                                -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                           SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

MID CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $722,551,619)*                                        106.44%                                             $ 776,742,523

OTHER ASSETS AND LIABILITIES, NET                            (6.44)                                               (46,979,997)
                                                           -------                                              -------------

TOTAL NET ASSETS                                            100.00%                                             $ 729,762,526
                                                           -------                                              -------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $46,369,235.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

CONTRACTS                                                                      STRIKE PRICE   EXPIRATION DATE       VALUE
WRITTEN OPTIONS - (0.06%)
         (2,000) PHILADELPHIA OIL SERVICE SECTOR INDEX CALL+                        175          11/19/2005     $  (1,680,000)
          2,000  PHILADELPHIA OIL SERVICE SECTOR INDEX PUT+                         175          11/19/2005         1,220,000

TOTAL WRITTEN OPTIONS (COST $(538,000))                                                                         $    (460,000)
                                                                                                                -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                               SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OPPORTUNITY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
COMMON STOCKS - 90.85%

APPAREL & ACCESSORY STORES - 2.95%
       1,445,000  GAP INCORPORATED                                                                              $   25,186,350
       1,230,000  NORDSTROM INCORPORATED                                                                            42,213,600

                                                                                                                    67,399,950
                                                                                                                --------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 1.59%
       1,825,000  AUTONATION INCORPORATED+                                                                          36,445,250
                                                                                                                --------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 1.17%
         415,000  LOWE'S COMPANIES INCORPORATED                                                                     26,726,000
                                                                                                                --------------

BUSINESS SERVICES - 14.31%
       2,130,000  CADENCE DESIGN SYSTEMS INCORPORATED+<<                                                            34,420,800
       1,955,000  CNET NETWORKS INCORPORATED+                                                                       26,529,350
         643,000  COMPUTER SCIENCES CORPORATION+<<                                                                  30,420,330
         570,000  DST SYSTEMS INCORPORATED+<<                                                                       31,253,100
       1,225,000  IMS HEALTH INCORPORATED                                                                           30,833,250
       2,730,000  INTERPUBLIC GROUP OF COMPANIES INCORPORATED+                                                      31,777,200
         330,000  OMNICOM GROUP INCORPORATED                                                                        27,597,900
       2,235,000  RED HAT INCORPORATED+                                                                             47,359,650
       5,200,000  SUN MICROSYSTEMS INCORPORATED+                                                                    20,384,000
       2,962,000  UNISYS CORPORATION+<<                                                                             19,667,680
       1,260,000  VERISIGN INCORPORATED+<<                                                                          26,926,200

                                                                                                                   327,169,460
                                                                                                                --------------

CHEMICALS & ALLIED PRODUCTS - 4.16%
         168,100  ALBERTO-CULVER COMPANY CLASS B                                                                     7,522,475
         456,000  MEDICIS PHARMACEUTICAL CORPORATION CLASS A                                                        14,847,360
         795,000  PRAXAIR INCORPORATED                                                                              38,104,350
       1,235,000  PROTEIN DESIGN LABS INCORPORATED+                                                                 34,580,000

                                                                                                                    95,054,185
                                                                                                                --------------

COMMUNICATIONS - 7.46%
       1,435,000  CABLEVISION SYSTEMS NEW YORK GROUP CLASS A+                                                       44,011,450
       1,145,000  COMCAST CORPORATION+<<                                                                            32,953,100
       1,755,000  DIRECTV GROUP INCORPORATED+                                                                       26,289,900
         575,000  IAC INTERACTIVECORP+<<                                                                            14,576,250
         930,000  SPRINT NEXTEL CORPORATION                                                                         22,115,400
         575,300  UNITED STATES CELLULAR CORPORATION+                                                               30,732,526

                                                                                                                   170,678,626
                                                                                                                --------------

DEPOSITORY INSTITUTIONS - 1.08%
         772,500  MELLON FINANCIAL CORPORATION                                                                      24,696,825
                                                                                                                --------------

ELECTRIC, GAS & SANITARY SERVICES - 2.86%
       1,355,000  NISOURCE INCORPORATED                                                                             32,858,750
       1,140,000  WASTE MANAGEMENT INCORPORATED                                                                     32,615,400

                                                                                                                    65,474,150
                                                                                                                --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 4.87%
       2,355,000  CELESTICA INCORPORATED+<<                                                                         26,635,050
       1,600,000  MOLEX INCORPORATED CLASS A                                                                        41,136,000
       3,610,000  SANMINA-SCI CORPORATION+                                                                          15,486,900

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS --                      WELLS FARGO ADVANTAGE SMALL AND
SEPTEMBER 30, 2005 (UNAUDITED)                               MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

OPPORTUNITY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
       2,345,000  VISHAY INTERTECHNOLOGY INCORPORATED+<<                                                        $   28,022,750

                                                                                                                   111,280,700
                                                                                                                --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.36%
       1,225,000  ACCENTURE LIMITED CLASS A                                                                         31,188,500
                                                                                                                --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.20%
         334,600  ILLINOIS TOOL WORKS INCORPORATED                                                                  27,547,618
                                                                                                                --------------

FOOD & KINDRED PRODUCTS - 0.55%
         650,000  COCA-COLA ENTERPRISES INCORPORATED                                                                12,675,000
                                                                                                                --------------

FORESTRY - 1.31%
         435,000  WEYERHAEUSER COMPANY                                                                              29,906,250
                                                                                                                --------------

GENERAL MERCHANDISE STORES - 2.78%
         660,000  TARGET CORPORATION                                                                                34,273,800
       1,430,000  TJX COMPANIES INCORPORATED<<                                                                      29,286,400

                                                                                                                    63,560,200
                                                                                                                --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.75%
         620,000  AMERICAN STANDARD COMPANIES INCORPORATED                                                          28,861,000
         442,000  EATON CORPORATION                                                                                 28,089,100
       1,045,000  PALL CORPORATION                                                                                  28,737,500

                                                                                                                    85,687,600
                                                                                                                --------------

INSURANCE CARRIERS - 5.16%
         685,000  ACE LIMITED                                                                                       32,242,950
         365,000  AMBAC FINANCIAL GROUP INCORPORATED                                                                26,301,900
         370,000  MGIC INVESTMENT CORPORATION<<                                                                     23,754,000
          39,100  RENAISSANCERE HOLDINGS LIMITED<<                                                                   1,709,843
         500,000  XL CAPITAL LIMITED CLASS A                                                                        34,015,000

                                                                                                                   118,023,693
                                                                                                                --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 3.97%
         765,000  BIOMET INCORPORATED                                                                               26,553,150
         527,000  FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+                                                     32,700,350
         760,000  WATERS CORPORATION+                                                                               31,616,000

                                                                                                                    90,869,500
                                                                                                                --------------

MEMBERSHIP ORGANIZATIONS - 0.74%
         145,000  ISHARES S&P SMALLCAP 600 BARRA GROWTH INDEX FUND                                                  16,838,850
                                                                                                                --------------

METAL MINING - 0.78%
         365,000  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                               17,735,350
                                                                                                                --------------

MISCELLANEOUS RETAIL - 2.56%
       1,315,000  DOLLAR TREE STORES INCORPORATED+                                                                  28,469,750
       1,410,000  STAPLES INCORPORATED                                                                              30,061,200

                                                                                                                    58,530,950
                                                                                                                --------------

MOTION PICTURES - 1.09%
       3,088,000  LIBERTY MEDIA CORPORATION CLASS A+                                                                24,858,400
                                                                                                                --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS --                      WELLS FARGO ADVANTAGE SMALL AND
SEPTEMBER 30, 2005 (UNAUDITED)                               MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

OPPORTUNITY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 1.45%
       1,745,000  HUNT (J.B.) TRANSPORT SERVICES INCORPORATED                                                  $        33,172,450
                                                                                                              --------------------

OIL & GAS EXTRACTION - 11.99%
         681,000  APACHE CORPORATION                                                                                    51,224,820
         655,000  DEVON ENERGY CORPORATION                                                                              44,959,200
       1,015,000  ENSCO INTERNATIONAL INCORPORATED                                                                      47,288,850
       1,300,000  GLOBALSANTAFE CORPORATION                                                                             59,306,000
       1,040,000  WEATHERFORD INTERNATIONAL LIMITED+                                                                    71,406,400

                                                                                                                       274,185,270
                                                                                                              --------------------

PETROLEUM REFINING & RELATED INDUSTRIES - 1.61%
         525,000  CONOCOPHILLIPS                                                                                        36,702,750
                                                                                                              --------------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 2.41%
         605,000  E.W. SCRIPPS COMPANY CLASS A                                                                          30,231,850
         735,000  TRIBUNE COMPANY                                                                                       24,909,150

                                                                                                                        55,141,000
                                                                                                              --------------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.50%
       1,600,000  AMERITRADE HOLDING CORPORATION+<<                                                                     34,368,000
                                                                                                              --------------------

TEXTILE MILL PRODUCTS - 1.25%
         355,000  MOHAWK INDUSTRIES INCORPORATED+                                                                       28,488,750
                                                                                                              --------------------

TRANSPORTATION EQUIPMENT - 1.39%
         425,000  MAGNA INTERNATIONAL INCORPORATED CLASS A<<                                                            31,815,500
                                                                                                              --------------------

TRANSPORTATION SERVICES - 1.12%
       1,290,000  EXPEDIA INCORPORATED+                                                                                 25,554,900
                                                                                                              --------------------

WHOLESALE TRADE-DURABLE GOODS - 1.14%
         415,000  W.W. GRAINGER INCORPORATED                                                                            26,111,800
                                                                                                              --------------------

WHOLESALE TRADE-NON-DURABLE GOODS - 1.29%
         360,000  NIKE INCORPORATED CLASS B                                                                             29,404,800
                                                                                                              --------------------

TOTAL COMMON STOCKS (COST $1,539,009,056)                                                                            2,077,292,277
                                                                                                              --------------------

INVESTMENT COMPANIES - 4.11%

STOCK FUNDS - 4.11%
         135,000  BIOTECH HOLDRS TRUST                                                                                  25,747,200
         600,000  ISHARES S&P SMALLCAP 600 INDEX FUND                                                                   34,692,000
         255,000  MIDCAP SPDR TRUST SERIES 1                                                                            33,374,400

                                                                                                                        93,813,600
                                                                                                              --------------------

TOTAL INVESTMENT COMPANIES (COST $73,815,678)                                                                           93,813,600
                                                                                                              --------------------

RIGHTS - 0.00%
         566,000  SEAGATE TECHNOLOGY RIGHTS+(A)                                                                                  0

TOTAL RIGHTS (COST $0)                                                                                                           0
                                                                                                              --------------------

COLLATERAL FOR SECURITIES LENDING - 3.57%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.08%
       1,913,132  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                        1,913,132
                                                                                                              --------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                               SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OPPORTUNITY FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE
COLLATERAL INVESTED IN OTHER ASSETS - 3.49%
$      3,000,000  CANCARA ASSET SECURITIZATION LIMITED                                 3.70%      10/13/2005    $     2,996,850
       1,900,000  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B                           3.67       10/06/2005          1,900,000
       1,000,000  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B                           3.69       10/07/2005          1,000,000
       3,000,000  KLIO II FUNDING CORPORATION                                          3.79       10/25/2005          2,993,100
       3,000,000  LEGACY CAPITAL CORPORATION, LLC                                      3.62       10/03/2005          3,000,000
       2,000,000  LEHMAN BROTHERS HOLDINGS INCORPORATED                                3.99       03/16/2006          2,000,000
       5,000,000  LEXINGTON PARKER CAPITAL CORPORATION                                 3.64       10/14/2005          4,994,250
      57,900,000  MORGAN STANLEY REPURCHASE AGREEMENT(MATURITY VALUE $57,918,335)      3.80       10/03/2005         57,900,000
       3,000,000  UBS FINANCE (DELAWARE) LLC                                           3.80       10/05/2005          2,999,370

                                                                                                                     79,783,570
                                                                                                                ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $81,696,702)                                                           81,696,702
                                                                                                                ---------------
SHARES

SHORT-TERM INVESTMENTS - 4.89%
     111,794,400  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                       111,794,400
                                                                                                                ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $111,794,400)                                                                    111,794,400
                                                                                                                ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,806,315,836)*                                   103.42%                                                $ 2,364,596,979

OTHER ASSETS AND LIABILITIES, NET                         (3.42)                                                    (78,130,279)
                                                        -------                                                 ---------------

TOTAL NET ASSETS                                         100.00%                                                $ 2,286,466,700
                                                        -------                                                 ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $111,794,400.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                               SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
COMMON STOCKS - 93.35%

AMUSEMENT & RECREATION SERVICES - 5.60%
         480,000  LAKES ENTERTAINMENT INCORPORATED+                                                             $    4,896,000
          87,000  WESTWOOD ONE INCORPORATED                                                                          1,730,430
         246,500  WORLD WRESTLING ENTERTAINMENT INCORPORATED                                                         3,204,500

                                                                                                                     9,830,930
                                                                                                                --------------

APPAREL & ACCESSORY STORES - 0.44%
          58,000  SYMS CORPORATION                                                                                     776,620
                                                                                                                --------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 1.17%
          22,700  RUSSELL CORPORATION                                                                                  318,708
         100,000  TOMMY HILFIGER CORPORATION+                                                                        1,735,000

                                                                                                                     2,053,708
                                                                                                                --------------

BUSINESS SERVICES - 4.79%
         155,000  CIBER INCORPORATED+                                                                                1,151,650
          80,000  MIDWAY GAMES INCORPORATED+                                                                         1,215,200
         130,000  NDCHEALTH CORPORATION+                                                                             2,459,600
         255,000  OPEN TEXT CORPORATION+                                                                             3,564,900
           4,000  S1 CORPORATION+                                                                                       15,640

                                                                                                                     8,406,990
                                                                                                                --------------

CHEMICALS & ALLIED PRODUCTS - 2.87%
             700  CAMBREX CORPORATION                                                                                   13,272
           7,000  GUILFORD PHARMACEUTICALS INCORPORATED+                                                                25,550
         138,000  IMCLONE SYSTEMS INCORPORATED+                                                                      4,340,100
           2,000  LUBRIZOL CORPORATION                                                                                  86,660
         325,900  XOMA LIMITED+<<                                                                                      573,584

                                                                                                                     5,039,166
                                                                                                                --------------

COMMUNICATIONS - 10.35%
         395,000  CUMULUS MEDIA INCORPORATED CLASS A+                                                                4,933,550
           8,000  EMMIS COMMUNICATIONS CORPORATION CLASS A+                                                            176,720
         488,000  MASTEC INCORPORATED+                                                                               5,319,200
         161,000  RADIO ONE INCORPORATED CLASS D+                                                                    2,117,150
         375,000  REGENT COMMUNICATIONS INCORPORATED+                                                                1,972,500
         505,100  SPANISH BROADCASTING SYSTEM INCORPORATEDCLASS A+                                                   3,626,618

                                                                                                                    18,145,738
                                                                                                                --------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 4.62%
         285,000  COMFORT SYSTEMS USA INCORPORATED+                                                                  2,510,850
         265,000  DYCOM INDUSTRIES INCORPORATED+                                                                     5,358,300
           9,800  LAYNE CHRISTENSEN COMPANY+                                                                           230,790

                                                                                                                     8,099,940
                                                                                                                --------------

DEPOSITORY INSTITUTIONS - 2.47%
           7,900  ACE CASH EXPRESS INCORPORATED+                                                                       154,129
           3,800  CITIZENS FIRST BANCORP INCORPORATED                                                                   81,092
           1,300  FIRST COMMONWEALTH FINANCIAL CORPORATION                                                              17,329
         200,000  FIRST FINANCIAL BANCORP                                                                            3,720,000
           3,000  FIRST INDIANA CORPORATION<<                                                                          102,210
           3,800  NBT BANCORP INCORPORATED                                                                              89,642
             600  PEOPLES BANCORP INCORPORATED                                                                          16,578

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS --                      WELLS FARGO ADVANTAGE SMALL AND
SEPTEMBER 30, 2005 (UNAUDITED)                               MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

SMALL CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
DEPOSITORY INSTITUTIONS (continued)
           2,200  UMB FINANCIAL CORPORATION                                                                     $      144,496

                                                                                                                     4,325,476
                                                                                                                --------------

EATING & DRINKING PLACES - 1.39%
         239,200  BUCA INCORPORATED+                                                                                 1,451,944
         107,000  RUBIO'S RESTAURANTS INCORPORATED+<<                                                                  994,030

                                                                                                                     2,445,974
                                                                                                                --------------

ELECTRIC, GAS & SANITARY SERVICES - 1.12%
          49,000  CASELLA WASTE SYSTEMS INCORPORATED CLASS A+                                                          643,370
          25,000  CLEAN HARBORS INCORPORATED+                                                                          848,750
           9,600  IDACORP INCORPORATED                                                                                 289,248
           5,800  OTTER TAIL CORPORATION<<                                                                             179,452

                                                                                                                     1,960,820
                                                                                                                --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 2.91%
         391,600  C-COR INCORPORATED+                                                                                2,643,300
         225,000  FUELCELL ENERGY INCORPORATED+                                                                      2,468,250

                                                                                                                     5,111,550
                                                                                                                --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.68%
         350,000  DIVERSA CORPORATION+                                                                               2,026,500
          60,000  TRIMERIS INCORPORATED+                                                                               920,400

                                                                                                                     2,946,900
                                                                                                                --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.52%
          31,000  VALMONT INDUSTRIES INCORPORATED                                                                      910,160
                                                                                                                --------------

FOOD & KINDRED PRODUCTS - 7.00%
         125,000  CAL-MAINE FOODS INCORPORATED                                                                         787,500
         210,000  COCA-COLA ENTERPRISES INCORPORATED                                                                 4,095,000
         430,000  DEL MONTE FOODS COMPANY+                                                                           4,613,900
         175,000  GALAXY NUTRITIONAL FOODS INCORPORATED+<<                                                             281,750
           2,000  HERCULES INCORPORATED+                                                                                24,440
         177,300  MONTEREY GOURMET FOODS INCORPORATED+                                                                 710,973
          30,500  TASTY BAKING COMPANY                                                                                 264,740
         712,500  VERMONT PURE HOLDINGS LIMITED+                                                                     1,496,250

                                                                                                                    12,274,553
                                                                                                                --------------

FOOD STORES - 1.39%
         190,000  WILD OATS MARKETS INCORPORATED+                                                                    2,443,400
                                                                                                                --------------

HEALTH SERVICES - 2.27%
         794,400  HOOPER HOLMES INCORPORATED                                                                         3,121,992
         234,200  RADIOLOGIX INCORPORATED+                                                                             857,172

                                                                                                                     3,979,164
                                                                                                                --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 1.05%
         230,600  MTR GAMING GROUP INCORPORATED+                                                                     1,847,106
                                                                                                                --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.47%
         120,000  AGCO CORPORATION+                                                                                  2,184,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                               SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
         185,000  INFOCUS CORPORATION+                                                                         $           638,250
          13,600  PLANAR SYSTEMS INCORPORATED+                                                                             111,792
          49,800  ROBBINS & MYERS INCORPORATED                                                                           1,119,504
           6,000  TENNANT COMPANY                                                                                          245,880
         115,000  ULTRATECH INCORPORATED+                                                                                1,792,850

                                                                                                                         6,092,276
                                                                                                              --------------------

INSURANCE AGENTS, BROKERS & SERVICE - 1.80%
         191,400  CRAWFORD & COMPANY CLASS A (NON-VOTING)                                                                1,454,640
         131,000  USI HOLDINGS CORPORATION+                                                                              1,701,690

                                                                                                                         3,156,330
                                                                                                              --------------------

INSURANCE CARRIERS - 5.36%
         175,000  OHIO CASUALTY CORPORATION                                                                              4,746,000
         195,000  SCOTTISH RE GROUP LIMITED                                                                              4,648,800

                                                                                                                         9,394,800
                                                                                                              --------------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 8.51%
           4,900  HERLEY INDUSTRIES INCORPORATED+                                                                           91,287
         901,000  ORTHOLOGIC CORPORATION+                                                                                3,450,830
         113,000  VITAL SIGNS INCORPORATED                                                                               5,208,170
       1,279,400  VIVUS INCORPORATED+                                                                                    4,593,046
          60,000  ZOLL MEDICAL CORPORATION+                                                                              1,575,000

                                                                                                                        14,918,333
                                                                                                              --------------------

METAL MINING - 8.11%
         278,000  GLAMIS GOLD LIMITED+<<                                                                                  6,143,800
         404,000  GOLD FIELDS LIMITED ADR<<                                                                               5,870,120
         110,000  GOLDCORP INCORPORATED                                                                                  2,204,400

                                                                                                                        14,218,320
                                                                                                              --------------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.59%
         115,000  LYDALL INCORPORATED+                                                                                   1,026,950
                                                                                                              --------------------

MISCELLANEOUS RETAIL - 2.85%
         400,000  ACTION PERFORMANCE COMPANIES INCORPORATED                                                              5,000,000
                                                                                                              --------------------

MOTION PICTURES - 1.37%
         400,000  NEW FRONTIER MEDIA INCORPORATED+                                                                       2,408,000
                                                                                                              --------------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.08%
           3,600  FINANCIAL FEDERAL CORPORATION                                                                            143,280
                                                                                                              --------------------

PAPER & ALLIED PRODUCTS - 0.26%
          55,300  BUCKEYE TECHNOLOGIES INCORPORATED+                                                                       449,036
                                                                                                              --------------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 5.78%
         260,000  PLAYBOY ENTERPRISES INCORPORATED CLASS B (NON-VOTING)+                                                 3,666,000
         405,000  READER'S DIGEST ASSOCIATION INCORPORATED                                                               6,467,850

                                                                                                                        10,133,850
                                                                                                              --------------------

RETAIL, TRADE & SERVICES - 0.12%
          17,000  STRIDE RITE CORPORATION                                                                                  217,940
                                                                                                              --------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS --                      WELLS FARGO ADVANTAGE SMALL AND
SEPTEMBER 30, 2005 (UNAUDITED)                               MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

SMALL CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 3.02%
         180,000  CABOT MICROELECTRONICS CORPORATION+                                                          $         5,288,400
                                                                                                              --------------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.39%
         102,700  BIOSCRIP INCORPORATED+                                                                                   667,550
             500  GREEN MOUNTAIN COFFEE ROASTERS INCORPORATED+                                                              17,390

                                                                                                                           684,940
                                                                                                              --------------------

TOTAL COMMON STOCKS (COST $152,831,791)                                                                                163,730,650
                                                                                                              --------------------

PREFERRED STOCKS - 2.77%
           7,000  SCOTTISH RE GROUP LIMITED                                                                                192,640
         188,000  SCOTTISH RE GROUP LIMITED+/-                                                                           4,662,400

TOTAL PREFERRED STOCKS (COST $4,880,600)                                                                                 4,855,040
                                                                                                              --------------------

COLLATERAL FOR SECURITIES LENDING - 5.67%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.14%
         247,664  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                          247,664
                                                                                                              --------------------


PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS - 5.53%
       9,700,000  MORGAN STANLEY REPURCHASE AGREEMENT
$                 (MATURITY VALUE $9,703,072)                                          3.80       10/03/2005         9,700,000
                                                                                                                --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $9,947,664)                                                            9,947,664
                                                                                                                --------------
SHARES

SHORT-TERM INVESTMENTS - 1.22%
       2,132,112  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                        2,132,112
                                                                                                                --------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,132,112)                                                                       2,132,112
                                                                                                                --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $169,792,167)*                                     103.01%                                                $  180,665,466

OTHER ASSETS AND LIABILITIES, NET                         (3.01)                                                    (5,276,480)
                                                        -------                                                 --------------

TOTAL NET ASSETS                                         100.00%                                                $  175,388,986
                                                        -------                                                 --------------

+     NON-INCOME EARNING SECURITIES.

+/-   VARIABLE RATE INVESTMENTS.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,132,112.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


                                                                               4
WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                               SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
COMMON STOCKS - 90.47%

APPAREL & ACCESSORY STORES - 0.58%
         310,500  PAYLESS SHOESOURCE INCORPORATED+                                                             $     5,402,700
         417,800  TOO INCORPORATED+                                                                                 11,460,254

                                                                                                                    16,862,954
                                                                                                               ---------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.01%
           9,800  GUESS? INCORPORATED+                                                                                 210,014
                                                                                                               ---------------

BUSINESS SERVICES - 5.48%
       1,012,800  ABM INDUSTRIES INCORPORATED                                                                       21,076,368
       1,357,550  EARTHLINK INCORPORATED+                                                                           14,525,785
         725,565  HEALTHCARE SERVICES GROUP                                                                         13,967,126
         794,795  IDX SYSTEMS CORPORATION+                                                                          34,319,248
         766,100  JDA SOFTWARE GROUP INCORPORATED+                                                                  11,629,398
       2,264,753  KFORCE INCORPORATED+                                                                              23,326,956
       1,614,015  MPS GROUP INCORPORATED+                                                                           19,045,377
       1,012,300  TIER TECHNOLOGIES INCORPORATED CLASS B+                                                            8,756,395
         773,500  VIGNETTE CORPORATION+                                                                             12,306,385

                                                                                                                   158,953,038
                                                                                                               ---------------

CHEMICALS & ALLIED PRODUCTS - 3.01%
       2,172,730  CALGON CARBON CORPORATION                                                                         17,164,567
          42,500  HB FULLER COMPANY                                                                                  1,320,900
         728,900  OM GROUP INCORPORATED+                                                                            14,672,757
       2,048,700  ORASURE TECHNOLOGIES INCORPORATED+                                                                19,319,241
       3,689,900  POLYONE CORPORATION+                                                                              22,360,794
       1,011,140  PRESTIGE BRANDS HOLDINGS INCORPORATED+                                                            12,457,245

                                                                                                                    87,295,504
                                                                                                               ---------------

COMMUNICATIONS - 1.42%
       3,486,700  CINCINNATI BELL INCORPORATED+                                                                     15,376,347
       2,781,400  LIGHTBRIDGE INCORPORATED+                                                                         22,473,712
       1,825,000  NET2PHONE INCORPORATED+                                                                            3,193,750

                                                                                                                    41,043,809
                                                                                                               ---------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 4.40%
       2,637,800  CHICAGO BRIDGE & IRON COMPANY NV                                                                  82,009,202
       1,348,900  LAYNE CHRISTENSEN COMPANY+                                                                        31,766,595
       1,717,639  MATRIX SERVICE COMPANY+                                                                           13,826,994

                                                                                                                   127,602,791
                                                                                                               ---------------

DEPOSITORY INSTITUTIONS - 0.52%
         675,300  COLONIAL BANCGROUP INCORPORATED                                                                   15,126,720
                                                                                                               ---------------

ELECTRIC, GAS & SANITARY SERVICES - 0.02%
          45,500  EL PASO CORPORATION                                                                                  632,450
                                                                                                               ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 4.34%
               1  ADC TELECOMMUNICATIONS INCORPORATED+                                                                       7
         812,200  C-COR INCORPORATED+                                                                                5,482,350
       1,842,840  CELESTICA INCORPORATED+                                                                           20,842,520
         295,000  ECI TELECOM LIMITED+                                                                               2,463,250
       1,040,263  EVANS & SUTHERLAND COMPUTER CORPORATION+                                                           6,199,967
       5,103,330  GRAFTECH INTERNATIONAL LIMITED+                                                                   27,711,082
         938,400  NORTEL NETWORKS CORPORATION+                                                                       3,059,184

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                               SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
         894,550  OSI SYSTEMS INCORPORATED+                                                                    $    14,133,890
         385,400  QLOGIC CORPORATION+                                                                               13,180,680
         815,300  RICHARDSON ELECTRONICS LIMITED                                                                     6,163,668
       2,323,247  STATS CHIPPAC LIMITED ADR+                                                                        14,589,991
       1,019,919  TRIQUINT SEMICONDUCTOR INCORPORATED+                                                               3,590,115
         698,000  VISHAY INTERTECHNOLOGY INCORPORATED+                                                               8,341,100

                                                                                                                   125,757,804
                                                                                                               ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.39%
         279,945  CDI CORPORATION                                                                                    8,269,575
         865,500  CV THERAPEUTICS INCORPORATED+                                                                     23,152,125
       1,959,905  DISCOVERY PARTNERS INTERNATIONAL+                                                                  6,310,894
          93,100  WATSON WYATT & COMPANY HOLDINGS                                                                    2,509,045

                                                                                                                    40,241,639
                                                                                                               ---------------

FOOD & KINDRED PRODUCTS - 1.11%
       3,002,535  DEL MONTE FOODS COMPANY+                                                                          32,217,200
                                                                                                               ---------------

GENERAL MERCHANDISE STORES - 0.48%
         632,535  FOOT LOCKER INCORPORATED                                                                          13,877,818
                                                                                                               ---------------

HEALTH SERVICES - 3.53%
       4,065,500  BEVERLY ENTERPRISES INCORPORATED+                                                                 49,802,375
         621,685  CROSS COUNTRY HEALTHCARE INCORPORATED+                                                            11,538,474
       1,161,585  GENTIVA HEALTH SERVICES INCORPORATED+                                                             21,047,920
         523,200  MANOR CARE INCORPORATED                                                                           20,096,112

                                                                                                                   102,484,881
                                                                                                               ---------------

HOLDING & OTHER INVESTMENT OFFICES - 0.92%
         768,700  AMERICAN FINANCIAL REALTY TRUST                                                                   10,915,540
         645,000  DISCOVERY HOLDING COMPANY+                                                                         9,313,800
         644,900  GOVERNMENT PROPERTIES TRUST INCORPORATED                                                           6,320,020

                                                                                                                    26,549,360
                                                                                                               ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.07%
         459,300  EMPIRE RESORTS INCORPORATED+                                                                       2,071,443
                                                                                                               ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.25%
       4,102,835  CRAY INCORPORATED+                                                                                 3,774,608
          80,000  HYDRIL COMPANY+                                                                                    5,491,200
         200,500  KULICKE & SOFFA INDUSTRIES INCORPORATED+                                                           1,453,625
         341,800  ROBBINS & MYERS INCORPORATED                                                                       7,683,664
         370,000  SMITH INTERNATIONAL INCORPORATED                                                                  12,324,700
       2,709,300  SYMBOL TECHNOLOGIES INCORPORATED                                                                  26,226,024
       1,482,700  UNOVA INCORPORATED+                                                                               51,864,846
         258,700  YORK INTERNATIONAL CORPORATION                                                                    14,505,309

                                                                                                                   123,323,976
                                                                                                               ---------------

INSURANCE CARRIERS - 3.39%
         910,712  ARGONAUT GROUP INCORPORATED+                                                                      24,598,331
         247,550  DONEGAL GROUP INCORPORATED CLASS A                                                                 5,371,835
         203,800  EMC INSURANCE GROUP INCORPORATED                                                                   3,678,590
         481,410  ENDURANCE SPECIALTY HOLDINGS LIMITED                                                              16,420,895
         490,090  MERCURY GENERAL CORPORATION                                                                       29,400,499
         483,850  MONTPELIER RE HOLDINGS LIMITED                                                                    12,023,673

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                               SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
INSURANCE CARRIERS (continued)
         512,400  PXRE GROUP LIMITED                                                                           $     6,896,904

                                                                                                                    98,390,727
                                                                                                               ---------------

JUSTICE, PUBLIC ORDER & SAFETY - 0.96%
       1,052,810  GEO GROUP INCORPORATED+                                                                           27,899,465
                                                                                                               ---------------

LEATHER & LEATHER PRODUCTS - 0.12%
         240,900  BAKERS FOOTWEAR GROUP INCORPORATED+                                                                3,613,500
                                                                                                               ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.92%
         888,029  ALLIED HEALTHCARE PRODUCTS INCORPORATED+                                                           4,733,195
         805,900  APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                      18,729,116
         413,800  ARMOR HOLDINGS INCORPORATED+                                                                      17,797,538
         239,520  COHERENT INCORPORATED+                                                                             7,013,146
       1,810,025  CREDENCE SYSTEMS CORPORATION+                                                                     14,443,999
       2,172,390  INPUT OUTPUT INCORPORATED+                                                                        17,335,672
         336,430  NEWPORT CORPORATION+                                                                               4,686,470

                                                                                                                    84,739,136
                                                                                                               ---------------

METAL MINING - 11.36%
       3,047,780  APEX SILVER MINES LIMITED+                                                                        47,880,624
         119,000  ELDORADO GOLD CORPORATION+                                                                           420,723
       3,038,300  GLAMIS GOLD LIMITED+                                                                              67,146,430
       2,125,900  GOLDCORP INCORPORATED                                                                             42,603,036
       2,738,400  HARMONY GOLD MINING COMPANY LIMITED ADR                                                           29,958,096
         886,100  IPSCO INCORPORATED                                                                                63,347,289
       1,428,610  MERIDIAN GOLD INCORPORATED+                                                                       31,300,845
       2,977,500  RANDGOLD RESOURCES LIMITED ADR+                                                                   46,806,300
          17,000  SOUTHWESTERN RESOURCES CORPORATION+                                                                  157,204

                                                                                                                   329,620,547
                                                                                                               ---------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.18%
       1,109,625  QUADRA MINING LIMITED                                                                              5,154,387
                                                                                                               ---------------

MISCELLANEOUS RETAIL - 0.47%
         591,522  BARBEQUES GALORE LIMITED ADR                                                                       5,691,329
         572,800  SHARPER IMAGE CORPORATION+                                                                         7,217,280
          38,400  STAMPS.COM INCORPORATED+                                                                             660,864

                                                                                                                    13,569,473
                                                                                                               ---------------

MISCELLANEOUS SERVICES - 0.29%
         237,800  TOREADOR RESOURCES CORPORATION+                                                                    8,418,120
                                                                                                               ---------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.37%
         879,200  COVENANT TRANSPORT INCORPORATED CLASS A+                                                          10,638,320
                                                                                                               ---------------

OIL & GAS EXTRACTION - 26.46%
         587,800  BJ SERVICES COMPANY                                                                               21,154,922
         934,800  FOREST OIL CORPORATION+                                                                           48,703,080
       9,297,490  GLOBAL INDUSTRIES LIMITED+                                                                       137,045,003
       1,905,600  GREY WOLF INCORPORATED+                                                                           16,064,208
         417,980  HELMERICH & PAYNE INCORPORATED                                                                    25,241,812
       3,737,925  KEY ENERGY SERVICES INCORPORATED+                                                                 55,134,394
       1,817,470  MCMORAN EXPLORATION COMPANY+                                                                      35,331,617
         373,300  NEWFIELD EXPLORATION COMPANY+                                                                     18,329,030
       4,171,000  NEWPARK RESOURCES INCORPORATED+                                                                   35,119,820
         767,500  NOBLE ENERGY INCORPORATED                                                                         35,995,750

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                               SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
OIL & GAS EXTRACTION (continued)
         653,760  OCEANEERING INTERNATIONAL INCORPORATED+                                                      $    34,917,322
       1,335,500  PARKER DRILLING COMPANY+                                                                          12,380,085
         108,400  PETROHAWK ENERGY CORPORATION+                                                                      1,562,044
       1,293,500  PETROHAWK ENERGY CORPORATION+                                                                     18,639,335
       1,183,200  PETROQUEST ENERGY INCORPORATED+                                                                   12,352,608
         362,700  PIONEER NATURAL RESOURCES COMPANY                                                                 19,919,484
       1,130,099  PRIDE INTERNATIONAL INCORPORATED+                                                                 32,219,122
       3,562,050  RANGE RESOURCES CORPORATION                                                                      137,530,750
         504,700  REMINGTON OIL & GAS CORPORATION+                                                                  20,945,050
         125,000  STONE ENERGY CORPORATION+                                                                          7,630,000
         334,300  TRANSOCEAN INCORPORATED+                                                                          20,495,933
          50,100  TRILOGY ENERGY TRUST                                                                               1,202,400
       1,235,200  WILLBROS GROUP INCORPORATED+                                                                      19,577,920

                                                                                                                   767,491,689
                                                                                                               ---------------

PAPER & ALLIED PRODUCTS - 1.08%
         453,880  CHESAPEAKE CORPORATION                                                                             8,346,853
       1,837,700  WAUSAU PAPER CORPORATION                                                                          22,989,627

                                                                                                                    31,336,480
                                                                                                               ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.22%
          70,000  ASHLAND INCORPORATED                                                                               3,866,800
          70,000  HEADWATERS INCORPORATED+                                                                           2,618,000

                                                                                                                     6,484,800
                                                                                                               ---------------

PRIMARY METAL INDUSTRIES - 4.79%
         435,250  CARPENTER TECHNOLOGY CORPORATION                                                                  25,510,002
         791,000  ENCORE WIRE CORPORATION+                                                                          12,861,660
         496,586  ROANOKE ELECTRIC STEEL CORPORATION                                                                 9,946,618
       1,097,400  STEEL DYNAMICS INCORPORATED                                                                       37,267,704
       1,087,300  UNITED STATES STEEL CORPORATION                                                                   46,047,155
          96,570  WEBCO INDUSTRIES INCORPORATED+                                                                     7,242,713

                                                                                                                   138,875,852
                                                                                                               ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.10%
         505,500  R.H. DONNELLEY CORPORATION+                                                                       31,977,930
                                                                                                               ---------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 1.85%
         973,100  CONSTAR INTERNATIONAL INCORPORATED+                                                                1,965,662
          93,000  INTERTAPE POLYMER GROUP INCORPORATED+                                                                664,000
       3,448,170  INTERTAPE POLYMER GROUP INCORPORATED+                                                             24,654,415
       2,627,500  ROYAL GROUP TECHNOLOGIES LIMITED+                                                                 26,406,375

                                                                                                                    53,690,452
                                                                                                               ---------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.21%
         783,535  US CONCRETE INCORPORATED+                                                                          6,041,055
                                                                                                               ---------------

TRANSPORTATION BY AIR - 2.38%
         677,630  EGL INCORPORATED+                                                                                 18,397,655
         850,500  LAN AIRLINES SA ADR                                                                               26,399,520
         120,774  PETROLEUM HELICOPTERS INCORPORATED+                                                                4,001,726
         649,373  PETROLEUM HELICOPTERS INCORPORATED (NON-VOTING)+                                                  20,143,550

                                                                                                                    68,942,451
                                                                                                               ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                               SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
TRANSPORTATION EQUIPMENT - 0.64%
       1,517,710  FLEETWOOD ENTERPRISES INCORPORATED+                                                          $    18,667,833
                                                                                                               ---------------

WHOLESALE TRADE-DURABLE GOODS - 0.15%
         516,100  COVALENT GROUP INCORPORATED+                                                                       1,331,538
          54,400  OMNICARE INCORPORATED                                                                              3,058,912

                                                                                                                     4,390,450
                                                                                                               ---------------

TOTAL COMMON STOCKS (COST $1,736,653,597)                                                                        2,624,194,068
                                                                                                               ---------------

SHORT-TERM INVESTMENTS - 10.99%
     318,703,848  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                      318,703,848
                                                                                                               ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $318,703,848)                                                                   318,703,848
                                                                                                               ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,024,932,883)*                                    99.71%                                               $ 2,892,106,666

OTHER ASSETS AND LIABILITIES, NET                          0.29                                                      8,416,215
                                                        -------                                                ---------------

TOTAL NET ASSETS                                         100.00%                                               $ 2,900,522,881
                                                        -------                                                ---------------

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $318,703,848.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

CONTRACTS                                                                        STRIKE PRICE  EXPIRATION DATE
WRITTEN OPTIONS - (1.75%)
           (150)  APEX SILVER MINES LIMITED CALL+                                    $15.00       01/21/2006   $       (34,500)
           (600)  APEX SILVER MINES LIMITED CALL+                                     17.50       01/21/2006           (75,000)
           (350)  APEX SILVER MINES LIMITED CALL+                                     15.00       10/22/2005           (36,750)
           (450)  APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP CALL+                  22.50       12/17/2005           (60,750)
           (200)  ARMOR HOLDINGS INCORPORATED CALL+                                   40.00       11/19/2005           (76,000)
           (150)  ARMOR HOLDINGS INCORPORATED CALL+                                   45.00       11/19/2005           (17,250)
           (150)  ASHLAND INCORPORATED CALL+                                          50.00       11/19/2005           (88,500)
           (550)  ASHLAND INCORPORATED CALL+                                          55.00       11/19/2005          (137,500)
         (1,100)  BJ SERVICES COMPANY CALL+                                           32.50       10/22/2005          (396,000)
         (1,300)  BJ SERVICES COMPANY CALL+                                           27.50       01/21/2006        (1,157,000)
         (1,940)  BJ SERVICES COMPANY SPLIT 09/02/05 BJS.AL ORIGINAL SYMBOL
                  CALL+                                                               30.00       01/21/2006        (1,377,400)
         (1,338)  BJ SERVICES COMPANY SPLIT 09/02/05 BJS.AM ORIGINAL SYMBOL
                  CALL+                                                               32.50       01/21/2006          (642,240)
           (200)  BJ SERVICES COMPANY SPLIT 09/02/05 BJS.JM ORIGINAL SYMBOL
                  CALL+                                                               32.50       10/22/2005           (72,000)
         (1,000)  CARPENTER TECHNOLOGY CORPORATION CALL+                              65.00       12/17/2005          (145,000)
           (550)  CARPENTER TECHNOLOGY CORPORATION CALL+                              60.00       10/22/2005           (71,500)
         (1,900)  CARPENTER TECHNOLOGY CORPORATION CALL+                              60.00       12/17/2005          (589,000)
           (598)  CHICAGO BRIDGE & IRON COMPANY CALL+                                 22.50       10/22/2005          (502,320)
           (500)  CHICAGO BRIDGE & IRON COMPANY CALL+                                 25.00       10/22/2005          (295,000)
           (250)  CHICAGO BRIDGE & IRON COMPANY CALL+                                 25.00       10/22/2005          (147,500)
           (750)  CHICAGO BRIDGE & IRON COMPANY N.V. CALL+                            30.00       01/21/2006          (247,500)
           (550)  CHICAGO BRIDGE & IRON COMPANY N.V. CALL+                            30.00       10/26/2005          (107,250)
           (400)  CHICAGO BRIDGE & IRON COMPANY N.Y. CALL+                            25.00       01/21/2006          (280,000)
           (100)  COHERENT INCORPORATED CALL+                                         30.00       02/18/2006           (21,000)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                               SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

CONTRACTS                                                                        STRIKE PRICE  EXPIRATION DATE       VALUE
WRITTEN OPTIONS (continued)
           (500)  COHERENT INCORPORATED CALL+                                         30.00       11/19/2005   $       (50,000)
           (100)  COHERENT INCORPORATED CALL+                                         35.00       11/19/2005            (1,000)
         (1,350)  CV THERAPEUTICS INCORPORATED CALL+                                  25.00       10/22/2005          (243,000)
           (150)  CV THERAPEUTICS INCORPORATED CALL+                                  30.00       01/21/2006           (21,000)
           (100)  CV THERAPEUTICS INCORPORATED CALL+                                  35.00       01/21/2006            (3,500)
           (300)  EARTHLINK INCORPORATED CALL+                                        10.00       01/21/2006           (36,000)
           (200)  EGL INCORPORATEDL CALL+                                             20.00       11/19/2005          (140,000)
           (800)  EGL INCORPORATEDL CALL+                                             22.50       11/19/2005          (376,000)
           (550)  EGL INCORPORATEDL CALL+                                             25.00       11/19/2005          (148,500)
           (100)  ENDURANCE SPECIALTY HOLDINGS CALL+                                  40.00       01/21/2006            (3,500)
           (200)  FLEETWOOD ENTERPRISES INCORPORATED CALL+                            12.50       02/18/2006           (35,000)
           (100)  FOOT LOCKER INCORPORATED CALL+                                      22.50       11/19/2005            (5,500)
           (750)  FOREST OIL CORPORATION CALL+                                        40.00       11/19/2005          (900,000)
           (850)  FOREST OIL CORPORATION CALL+                                        50.00       01/21/2006          (433,500)
         (1,200)  FOREST OIL CORPORATION CALL+                                        55.00       01/21/2006          (300,000)
         (1,200)  FOREST OIL CORPORATION CALL+                                        45.00       11/19/2005          (912,000)
         (1,300)  FOREST OIL CORPORATION CALL+                                        50.00       11/19/2005          (481,000)
           (300)  GENTIVA HEALTH SERVICES INCORPORATED CALL+                          20.00       11/19/2005            (6,000)
           (500)  GLAMIS GOLD LIMITED CALL+                                           22.50       02/18/2005          (115,000)
           (900)  GLAMIS GOLD LIMITED CALL+                                           20.00       11/19/2005          (247,500)
           (200)  GLAMIS GOLD LIMITED CALL+                                           22.50       11/19/2005           (24,000)
         (2,350)  GLOBAL INDUSTRIES, LIMITED CALL+                                    12.50       12/01/2005          (599,250)
         (5,550)  GLOBAL INDUSTRIES, LIMITED CALL+                                    15.00       12/17/2005          (555,000)
           (300)  GOLDCORP INCORPORATED CALL+                                         20.00       01/21/2005           (57,000)
           (200)  GOLDCORP INCORPORATED CALL+                                         22.50       01/21/2006           (22,000)
           (150)  GOLDCORP INCORPORATED CALL+                                         17.50       10/22/2005           (45,000)
           (100)  GOLDCORP INCORPORATED CALL+                                         20.00       10/22/2005            (7,500)
            (98)  GUESS? INCORPORATED CALL+                                           20.00       12/17/2005           (23,030)
           (425)  H.B.FULLER COMPANY CALL+                                            25.00       11/19/2005          (242,250)
           (600)  HEADWATERS INCORPORATED CALL+                                       30.00       11/19/2005          (450,000)
           (100)  HEADWATERS INCORPORATED CALL+                                       35.00       11/19/2005           (37,000)
           (900)  HELMERICH & PAYNE INCORPORATED CALL+                                60.00       12/17/2005          (369,000)
           (300)  HELMERICH & PAYNE INCORPORATED CALL+                                45.00       12/17/2005          (498,000)
           (900)  HELMERICH & PAYNE INCORPORATED CALL+                                50.00       12/17/2005        (1,026,000)
           (385)  HELMERICH & PAYNE INCORPORATED CALL+                                60.00       10/22/2005           (73,150)
           (500)  HELMERICH & PAYNE INCORPORATED CALL+                                55.00       12/17/2005          (375,000)
           (280)  HYDRIL CALL+                                                        60.00       12/17/2005          (322,000)
           (420)  HYDRIL CALL+                                                        65.00       12/17/2005          (331,800)
           (100)  HYDRIL CALL+                                                        65.00       10/22/2005           (47,000)
         (1,000)  IDX SYSTEMS CORPORATION CALL+                                       40.00       11/19/2005          (350,000)
           (795)  IPSCO INCORPORATED CALL+                                            55.00       12/17/2005        (1,256,100)
         (2,050)  IPSCO INCORPORATED CALL+                                            60.00       12/17/2005        (2,685,500)
           (700)  IPSCO INCORPORATED CALL+                                            65.00       12/17/2005          (644,000)
           (650)  IPSCO INCORPORATED CALL+                                            70.00       12/17/2005          (390,000)
           (500)  IPSCO INCORPORATED CALL+                                            60.00       01/21/2006          (610,000)
           (950)  IPSCO INCORPORATED CALL+                                            65.00       01/21/2006          (807,500)
           (300)  IPSCO INCORPORATED CALL+                                            70.00       01/21/2006          (210,000)
           (150)  IPSCO INCORPORATED CALL+                                            65.00       11/19/2005          (127,500)
           (150)  IPSCO INCORPORATED CALL+                                            65.00       10/22/2005           (97,500)
           (300)  JDA SOFTWARE GROUP INCORPORATED CALL+                               12.50       10/22/2005           (79,500)
           (250)  MANOR CARE INCORPORATED CALL+                                       40.00       11/19/2005           (13,750)
           (125)  MANOR CARE INCORPORATED CALL+                                       35.00       11/19/2005           (45,000)
           (750)  MATRIX SERVICE COMPANY CALL+                                         7.50       02/18/2006          (120,000)
           (250)  MATRIX SERVICE COMPANY CALL+                                         7.50       11/19/2005           (22,500)
           (500)  MERIDIAN GOLD INCORPORATED CALL+                                    22.50       01/21/2006           (95,000)
           (500)  MERIDIAN GOLD INCORPORATED CALL+                                    20.00       10/22/2005          (112,500)
           (200)  MERIDIAN GOLD INCORPORATED CALL+                                    22.50       10/22/2005           (16,000)
         (1,830)  NEWFIELD EXPLORATION COMPANY CALL+                                  40.00       12/17/2005        (1,555,500)
         (1,880)  NEWFIELD EXPLORATION COMPANY CALL+                                  45.00       12/17/2005          (902,400)
         (1,000)  NOBLE ENERGY INCORPORATED CALL+                                     42.50       11/19/2005          (510,000)
           (700)  NOBLE ENERGY INCORPORATED CALL+                                     35.00       11/19/2005          (826,000)
         (2,100)  NOBLE ENERGY INCORPORATED CALL+                                     37.50       11/19/2005        (1,953,000)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                               SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

CONTRACTS                                                                        STRIKE PRICE  EXPIRATION DATE       VALUE
WRITTEN OPTIONS (continued)
         (2,600)  NOBLE ENERGY INCORPORATED NBL.KP WAS THE ORIGINAL SYMBOL CALL+      40.00       11/19/2005   $    (2,002,000)
           (200)  NOBLE ENERGY INCORPORATED NBL.KR WAS THE ORIGINAL SYMBOL CALL+      45.00       11/19/2005           (76,000)
         (1,000)  NOBLE ENERGY INCORPORATED NBL.JP WAS THE ORIGINAL SYMBOL CALL+      40.00       10/22/2005          (740,000)
           (450)  OCEANEERING INTERNATIONAL INCORPORATED CALL+                        45.00       01/21/2006          (423,000)
           (500)  OCEANEERING INTERNATIONAL INCORPORATED CALL+                        50.00       01/21/2006          (285,000)
           (450)  OCEANEERING INTERNATIONAL INCORPORATED CALL+                        55.00       01/21/2006          (139,500)
           (340)  OMNICARE INCORPORATED CALL+                                         45.00       12/17/2005          (401,200)
           (200)  OMNICARE INCORPORATED CALL+                                         50.00       10/22/2005          (128,000)
           (500)  ORASURE TECHNOLOGIES INCORPORATED CALL+                             10.00       10/22/2005            (7,500)
           (100)  OSI SYSTEM INCORPORATED CALL+                                       15.00       01/21/2006           (17,000)
           (100)  OSI SYSTEM INCORPORATED CALL+                                       15.00       10/22/2005            (9,000)
           (500)  PETROQUEST ENERGY INCORPORATED CALL+                                10.00       01/21/2006           (82,500)
           (500)  PETROQUEST ENERGY INCORPORATED CALL+                                10.00       11/19/2005           (52,500)
           (225)  PIONEER NATURAL RESOURCESCOMPANY CALL+                              50.00       10/22/2005          (117,000)
           (200)  PIONEER NATURAL RESOURCESCOMPANY CALL+                              55.00       10/22/2005           (38,000)
           (250)  PIONEER NATURAL RESOURCES COMPANY CALL+                             40.00       12/17/2005          (322,500)
           (900)  PIONEER NATURAL RESOURCES COMPANY CALL+                             45.00       12/17/2005          (936,000)
           (600)  PIONEER NATURAL RESOURCES COMPANY CALL+                             50.00       12/17/2005          (384,000)
           (350)  PIONEER NATURAL RESOURCES COMPANY CALL+                             55.00       12/17/2005          (140,000)
           (100)  PIONEER NATURAL RESOURCES COMPANY CALL+                             45.00       10/22/2005           (97,000)
           (550)  PRIDE INTERNATIONAL INCORPORATED CALL+                              25.00       10/22/2005          (187,000)
           (100)  R.H. DONNELLEY CORPORATION CALL+                                    60.00       11/19/2005           (39,000)
           (800)  R.H. DONNELLEY CORPORATION CALL+                                    65.00       11/19/2005           (80,000)
           (150)  R.H. DONNELLEY CORPORATION CALL+                                    60.00       01/21/2006           (76,500)
            (50)  R.H. DONNELLEY CORPORATION CALL+                                    65.00       01/21/2006           (10,750)
           (150)  R.H. DONNELLEY CORPORATION CALL+                                    70.00       11/19/2005              (750)
         (1,200)  RANDGOLD RESOURCES LIMITED ADR CALL+                                15.00       12/17/2005          (198,000)
           (350)  RANGE RESOURCES CORPORATION CALL+                                   35.00       03/18/2006          (213,500)
           (150)  RANGE RESOURCES CORPORATION CALL+                                   25.00       12/17/2005          (207,000)
         (3,800)  RANGE RESOURCES CORPORATION CALL+                                   35.00       12/17/2005        (1,824,000)
         (1,400)  RANGE RESOURCES CORPORATION CALL+                                   40.00       12/17/2005          (294,000)
           (500)  RANGE RESOURCES CORPORATION CALL+                                   35.00       10/22/2005          (190,000)
         (3,300)  RANGE RESOURCES INCORPORATED CALL+                                  30.00       12/17/2005        (2,871,000)
           (200)  SHARPER IMAGE CORPORATION CALL+                                     12.50       11/19/2005           (18,000)
           (500)  SMITH INTERNATIONAL INCORPORATED CALL+                              30.00       10/22/2005          (165,000)
         (1,600)  SMITH INTERNATIONAL INCORPORATED CALL+                              32.50       10/22/2005          (232,000)
           (100)  SMITH INTERNATIONAL INCORPORATED SPLIT 08/25/05 SII.AN
                  ORIGINAL SYMBOL CALL+                                               35.00       01/21/2005           (16,000)
         (1,500)  SMITH INTERNATIONAL INCORPORATED SPLIT 08/25/05 SII.JN
                  ORIGINAL SYMBOL CALL+                                               35.00       10/22/2005           (60,000)
           (384)  STAMPS.COM INCORPORATED CALL+                                       15.00       11/19/2005           (74,880)
           (600)  STEEL DYNAMICS INCORPORATED CALL+                                   30.00       11/19/2005          (288,000)
           (150)  STEEL DYNAMICS INCORPORATED CALL+                                   35.00       11/19/2005           (24,750)
         (1,050)  STONE ENERGY CORPORATION CALL+                                      50.00       12/17/2005        (1,239,000)
           (100)  STONE ENERGY CORPORATION CALL+                                      55.00       12/17/2005           (77,000)
           (100)  STONE ENERGY CORPORATION CALL+                                      60.00       12/17/2005           (50,000)
           (500)  SYMBOL TECHNOLOGIES INCORPORATED CALL+                              10.00       01/21/2006           (40,000)
         (1,540)  TOREADOR RESOURCES CORPORATION CALL+                                22.50       12/17/2005        (1,878,800)
           (838)  TOREADOR RESOURCES CORPORATION CALL+                                25.00       12/17/2005          (838,000)
         (1,200)  TRANSOCEAN INCORPORATED CALL+                                       60.00       11/19/2005          (564,000)
           (100)  TRANSOCEAN INCORPORATED CALL+                                       60.00       01/21/2006           (70,000)
           (400)  TRANSOCEAN INCORPORATED CALL+                                       65.00       01/21/2006          (164,000)
           (100)  TRANSOCEAN INCORPORATED CALL+                                       70.00       01/21/2006           (24,000)
           (300)  TRANSOCEAN INCORPORATED CALL+                                       55.00       11/19/2005          (258,000)
           (100)  TRANSOCEAN INCORPORATED CALL+                                       60.00       11/19/2005           (47,000)
           (500)  TRANSOCEAN INCORPORATED CALL+                                       65.00       11/19/2005          (105,000)
           (250)  TRANSOCEAN INCORPORATED CALL+                                       60.00       10/22/2005           (73,750)
         (1,250)  UNITED STATES STEEL CORPORATION CALL+                               40.00       10/22/2005          (362,500)
           (300)  UNITED STATES STEEL CORPORATION CALL+                               40.00       01/21/2006          (153,000)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND                      PORTFOLIO OF INVESTMENTS --
MID CAP STOCK FUNDS                               SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

CONTRACTS                                                                        STRIKE PRICE  EXPIRATION DATE       VALUE
WRITTEN OPTIONS (continued)
           (300)  UNITED STATES STEEL CORPORATION CALL+                               45.00       01/21/2006   $       (81,000)
           (100)  UNITED STATES STEEL CORPORATION CALL+                               35.00       10/22/2005           (74,000)
           (850)  UNITED STATES STEEL CORPORATION CALL+                               45.00       10/22/2005           (51,000)
           (550)  UNOVA INCORPORATED CALL+                                            35.00       03/18/2006          (148,500)
           (250)  UNOVA INCORPORATED CALL+                                            25.00       12/17/2005          (197,500)
         (1,450)  UNOVA INCORPORATED CALL+                                            30.00       12/17/2005          (870,000)
         (1,200)  UNOVA INCORPORATED CALL+                                            35.00       12/17/2005          (312,000)
           (100)  UNOVA INCORPORATED CALL+                                            35.00       10/22/2005           (14,000)
           (486)  YORK INTERNATIONAL CORPORATION CALL+                                55.00       11/19/2005           (63,180)

TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $(30,424,562))                                                            (50,791,250)
                                                                                                               ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


8

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                           SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
COMMON STOCKS - 85.91%

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.20%
          4,390  LITHIA MOTORS INCORPORATED CLASS A                                                           $       127,222
                                                                                                              ---------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.44%
          8,455  RYDER SYSTEM INCORPORATED                                                                            289,330
                                                                                                              ---------------

BUSINESS SERVICES - 9.12%
         87,905  3COM CORPORATION+                                                                                    358,652
         28,895  ABM INDUSTRIES INCORPORATED                                                                          601,305
         94,185  EMBARCADERO TECHNOLOGIES INCORPORATED+                                                               634,807
         12,560  IMS HEALTH INCORPORATED                                                                              316,135
         34,690  KFORCE INCORPORATED+                                                                                 357,307
         70,000  KFX INCORPORATED+                                                                                  1,198,400
         45,400  MOBIUS MANAGEMENT SYSTEMS INCORPORATED+                                                              238,350
         17,250  MONEYGRAM INTERNATIONAL INCORPORATED                                                                 374,498
        218,610  SUN MICROSYSTEMS INCORPORATED+                                                                       856,951
         24,222  VIGNETTE CORPORATION+                                                                                385,372
         55,895  WEBMD CORPORATION+                                                                                   619,317

                                                                                                                    5,941,094
                                                                                                              ---------------

CHEMICALS & ALLIED PRODUCTS - 2.96%
         28,780  NOVEN PHARMACEUTICALS INCORPORATED+                                                                  402,920
         34,385  ORASURE TECHNOLOGIES INCORPORATED+                                                                   324,250
         42,865  POLYONE CORPORATION+                                                                                 259,762
        129,335  REVLON INCORPORATED CLASS A+                                                                         416,459
         13,155  RPM INTERNATIONAL INCORPORATED                                                                       242,052
         44,275  WELLMAN INCORPORATED                                                                                 280,261

                                                                                                                    1,925,704
                                                                                                              ---------------

COMMUNICATIONS - 2.35%
         84,300  CINCINNATI BELL INCORPORATED+                                                                        371,763
         28,000  COASTAL CONTACTS INCORPORATED                                                                         48,654
         22,640  GRUPO RADIO CENTRO SA ADR+                                                                           167,309
         90,980  LIGHTBRIDGE INCORPORATED+                                                                            735,118
         25,115  PREMIERE TECHNOLOGIES, INCORPORATED+                                                                 205,441

                                                                                                                    1,528,285
                                                                                                              ---------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 1.00%
          8,860  CHICAGO BRIDGE & IRON COMPANY NV                                                                     275,457
         46,535  MATRIX SERVICE COMPANY+                                                                              374,607

                                                                                                                      650,064
                                                                                                              ---------------

DEPOSITORY INSTITUTIONS - 0.58%
          2,690  COMMUNITY BANCORP+                                                                                    88,743
         10,410  FIRST SECURITY GROUP INCORPORATED                                                                    102,382
          2,665  MIDWEST BANC HOLDINGS INCORPORATED                                                                    61,615
          9,675  PACIFIC PREMIER BANCORP INCORPORATED+                                                                124,227

                                                                                                                      376,967
                                                                                                              ---------------

EATING & DRINKING PLACES - 0.68%
          2,445  CALIFORNIA PIZZA KITCHEN INCORPORATED+                                                                71,492
         12,140  DARDEN RESTAURANTS INCORPORATED                                                                      368,692

                                                                                                                      440,184
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                           SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
ELECTRIC, GAS & SANITARY SERVICES - 0.22%
         10,485  EL PASO CORPORATION                                                                          $       145,742
                                                                                                              ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 9.12%
         37,775  C-COR INCORPORATED+                                                                                  254,981
         27,530  CATAPULT COMMUNICATIONS CORPORATION+                                                                 504,900
         58,165  CELESTICA INCORPORATED+                                                                              657,846
         36,125  EVANS & SUTHERLAND COMPUTER CORPORATION+                                                             215,305
         95,690  GRAFTECH INTERNATIONAL LIMITED+                                                                      519,597
         55,745  KEMET CORPORATION+                                                                                   467,143
         87,870  MCDATA CORPORATION+                                                                                  425,291
            100  MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                2,279
         45,150  MICRON TECHNOLOGY INCORPORATED+                                                                      600,495
        203,390  MRV COMMUNICATIONS INCORPORATED+                                                                     433,221
        154,380  NORTEL NETWORKS CORPORATION+                                                                         503,279
         19,905  OSI SYSTEMS INCORPORATED+                                                                            314,499
         14,440  RICHARDSON ELECTRONICS LIMITED                                                                       109,166
         92,930  SILICON STORAGE TECHNOLOGY INCORPORATED+                                                             499,963
         69,325  STATS CHIPPAC LIMITED ADR+                                                                           435,361

                                                                                                                    5,943,326
                                                                                                              ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.54%
         28,290  CV THERAPEUTICS INCORPORATED+                                                                        756,757
          9,150  WATSON WYATT & COMPANY HOLDINGS                                                                      246,593

                                                                                                                    1,003,350
                                                                                                              ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.73%
         16,045  CRANE COMPANY                                                                                        477,178
                                                                                                              ---------------

FOOD & KINDRED PRODUCTS - 2.01%
         20,335  DEL MONTE FOODS COMPANY+                                                                             218,195
         19,835  HERCULES INCORPORATED+                                                                               242,384
          6,550  MOLSON COORS BREWING COMPANY                                                                         419,265
         11,640  SANDERSON FARMS INCORPORATED                                                                         432,542

                                                                                                                    1,312,386
                                                                                                              ---------------

FURNITURE & FIXTURES - 0.24%
         11,980  LA-Z-BOY INCORPORATED                                                                                158,016
                                                                                                              ---------------

HEALTH SERVICES - 0.69%
         11,090  GENESIS HEALTHCARE CORPORATION+                                                                      447,149
                                                                                                              ---------------

HOLDING & OTHER INVESTMENT OFFICES - 1.96%
         49,630  AFFORDABLE RESIDENTIAL COMMUNITIES                                                                   501,759
         44,725  DISCOVERY HOLDING COMPANY+                                                                           645,829
          8,125  UNITED MOBILE HOMES INCORPORATED                                                                     128,863

                                                                                                                    1,276,451
                                                                                                              ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.39%
         21,470  EMPIRE RESORTS INCORPORATED+                                                                          96,830
          7,290  ISLE OF CAPRI CASINOS INCORPORATED+                                                                  155,860

                                                                                                                      252,690
                                                                                                              ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.91%
        307,290  CRAY INCORPORATED+                                                                                   282,707

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                           SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
          8,910  UNOVA INCORPORATED+                                                                          $       311,672

                                                                                                                      594,379
                                                                                                              ---------------

INSURANCE CARRIERS - 3.94%
         10,723  EMC INSURANCE GROUP INCORPORATED                                                                     193,550
          8,820  ENDURANCE SPECIALTY HOLDINGS LIMITED                                                                 300,850
          4,405  MERCURY GENERAL CORPORATION                                                                          264,256
         50,485  NORTH POINTE HOLDINGS CORPORATION+                                                                   628,538
         10,555  NYMAGIC INCORPORATED                                                                                 256,803
         12,535  PXRE GROUP LIMITED                                                                                   168,721
         56,725  QUANTA CAPITAL HOLDINGS LIMITED+                                                                     340,350
         32,075  SEABRIGHT INSURANCE HOLDINGS INCORPORATED+                                                           415,051

                                                                                                                    2,568,119
                                                                                                              ---------------

JUSTICE, PUBLIC ORDER & SAFETY - 0.56%
         13,866  GEO GROUP INCORPORATED+                                                                              367,449
                                                                                                              ---------------

LEATHER & LEATHER PRODUCTS - 1.00%
         43,462  BAKERS FOOTWEAR GROUP INCORPORATED+                                                                  651,930
                                                                                                              ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.78%
        183,893  ALLIED HEALTHCARE PRODUCTS INCORPORATED+                                                             980,150
         21,990  CREDENCE SYSTEMS CORPORATION+                                                                        175,480
         54,000  INPUT OUTPUT INCORPORATED+                                                                           430,920
         20,655  SYNOVIS LIFE TECHNOLOGIES INCORPORATED+                                                              222,041

                                                                                                                    1,808,591
                                                                                                              ---------------

MEMBERSHIP ORGANIZATIONS - 0.47%
        110,105  INTEGRATED ELECTRICAL SERVICES+                                                                      308,294
                                                                                                              ---------------

METAL MINING - 6.58%
         35,710  APEX SILVER MINES LIMITED+                                                                           561,004
         14,355  GLAMIS GOLD LIMITED+                                                                                 317,246
         14,650  GOLDCORP INCORPORATED                                                                                293,586
         17,485  HARMONY GOLD MINING COMPANY LIMITED ADR                                                              191,286
          7,940  INCO LIMITED                                                                                         375,959
          5,450  IPSCO INCORPORATED                                                                                   389,621
          3,490  MERIDIAN GOLD INCORPORATED+                                                                           76,466
         12,785  NEWMONT MINING CORPORATION                                                                           603,068
         68,145  RANDGOLD RESOURCES LIMITED ADR+                                                                    1,071,239
         44,715  SOUTHWESTERN RESOURCES CORPORATION+                                                                  408,878

                                                                                                                    4,288,353
                                                                                                              ---------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.03%
          4,770  QUADRA MINING LIMITED                                                                                 22,157
                                                                                                              ---------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.56%
         14,820  COVENANT TRANSPORT INCORPORATED CLASS A+                                                             179,322
         10,900  WERNER ENTERPRISES INCORPORATED                                                                      188,461

                                                                                                                      367,783
                                                                                                              ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.82%
         20,310  FIRST CASH FINANCIAL SERVICES INCORPORATED+                                                          534,559
                                                                                                              ---------------

OIL & GAS EXTRACTION - 16.70%
         13,410  CANADIAN NATURAL RESOURCES LIMITED                                                                   605,998

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                           SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
OIL & GAS EXTRACTION (continued)
          3,435  FOREST OIL CORPORATION+                                                                      $       178,964
        228,550  GLOBAL INDUSTRIES LIMITED+                                                                         3,368,827
         29,610  GREY WOLF INCORPORATED+                                                                              249,612
          3,380  HELMERICH & PAYNE INCORPORATED                                                                       204,118
         93,275  KEY ENERGY SERVICES INCORPORATED+                                                                  1,375,806
         21,245  MCMORAN EXPLORATION COMPANY+                                                                         413,003
         43,505  NEWPARK RESOURCES INCORPORATED+                                                                      366,312
          2,100  NOBLE ENERGY INCORPORATED                                                                             98,490
         10,695  PETROHAWK ENERGY CORPORATION+                                                                        154,115
         23,375  PETROQUEST ENERGY INCORPORATED+                                                                      244,035
          2,925  PIONEER NATURAL RESOURCES COMPANY                                                                    160,641
         11,115  PRIDE INTERNATIONAL INCORPORATED+                                                                    316,889
         24,660  RANGE RESOURCES CORPORATION                                                                          952,123
          9,935  ROWAN COMPANIES INCORPORATED+                                                                        352,593
        285,935  SEITEL INCORPORATED+                                                                                 434,621
          1,400  TRANSOCEAN INCORPORATED+                                                                              85,834
         33,405  TRILOGY ENERGY TRUST                                                                                 801,720
         32,540  WILLBROS GROUP INCORPORATED+                                                                         515,759

                                                                                                                   10,879,460
                                                                                                              ---------------

PAPER & ALLIED PRODUCTS - 0.21%
         11,060  WAUSAU PAPER CORPORATION                                                                             138,361
                                                                                                              ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 1.73%
         13,525  ASHLAND INCORPORATED                                                                                 747,121
          7,625  MURPHY OIL CORPORATION                                                                               380,259

                                                                                                                    1,127,380
                                                                                                              ---------------

PRIMARY METAL INDUSTRIES - 1.52%
         21,900  ENCORE WIRE CORPORATION+                                                                             356,094
          6,900  OREGON STEEL MILLS INCORPORATED+                                                                     192,510
         11,145  ROANOKE ELECTRIC STEEL CORPORATION                                                                   223,234
          5,210  UNITED STATES STEEL CORPORATION                                                                      220,644

                                                                                                                      992,482
                                                                                                              ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.08%
          3,510  E.W. SCRIPPS COMPANY CLASS A                                                                         175,395
         35,425  JOURNAL COMMUNICATIONS INCORPORATED CLASS A                                                          527,832

                                                                                                                      703,227
                                                                                                              ---------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 1.45%
          5,450  AEP INDUSTRIES INCORPORATED+                                                                         120,445
         44,455  CONSTAR INTERNATIONAL INCORPORATED+                                                                   89,799
         43,895  INTERTAPE POLYMER GROUP INCORPORATED+                                                                313,849
         42,140  ROYAL GROUP TECHNOLOGIES LIMITED+                                                                    423,507

                                                                                                                      947,600
                                                                                                              ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.07%
         51,170  MARKETAXCESS HOLDINGS INCORPORATED+                                                                  695,912
                                                                                                              ---------------

SOCIAL SERVICES - 0.65%
         57,690  ABB LIMITED ADR+                                                                                     424,598
                                                                                                              ---------------

TRANSPORTATION BY AIR - 2.06%
         38,855  AIRTRAN HOLDINGS INCORPORATED+                                                                       491,904
          1,930  PETROLEUM HELICOPTERS INCORPORATED+                                                                   63,949

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                           SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
TRANSPORTATION BY AIR (continued)
         25,430  PETROLEUM HELICOPTERS INCORPORATED (NON-VOTING)+                                             $       788,839

                                                                                                                    1,344,692
                                                                                                              ---------------

TRANSPORTATION EQUIPMENT - 1.00%
         10,995  SEQUA CORPORATION CLASS A+                                                                           648,705
                                                                                                              ---------------

TRANSPORTATION SERVICES - 0.34%
         18,585  RAILAMERICA INCORPORATED+                                                                            221,162
                                                                                                              ---------------

WHOLESALE TRADE-DURABLE GOODS - 4.75%
      1,061,520  COVALENT GROUP INCORPORATED+                                                                       2,738,722
         63,010  US HOME SYSTEMS INCORPORATED+                                                                        359,157

                                                                                                                    3,097,879
                                                                                                              ---------------

WHOLESALE TRADE-NON-DURABLE GOODS - 1.47%
         18,690  ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+                                                          498,462
         41,220  SOURCE INTERLINK COMPANIES INCORPORATED+                                                             455,893

                                                                                                                      954,355
                                                                                                              ---------------

TOTAL COMMON STOCKS (COST $50,467,104)                                                                             55,982,565
                                                                                                              ---------------

SHORT-TERM INVESTMENTS - 19.74%
     12,865,304  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                       12,865,304
                                                                                                              ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $12,865,304)                                                                    12,865,304
                                                                                                              ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $63,332,408)*                                     104.92%                                               $    68,369,789

OTHER ASSETS AND LIABILITIES, NET                        (4.92)                                                    (3,209,148)
                                                       -------                                                ---------------

TOTAL NET ASSETS                                        100.00%                                               $    65,160,641
                                                       -------                                                ---------------

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $12,865,304.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

                                                                                STRIKE PRICE  EXPIRATION DATE
WRITTEN OPTIONS - (0.73%)
            (5)  CALIFORNIA PIZZA KITCHEN INCORPORATED CALL+                         30.00       01/21/2006    $        (1,000)
            (5)  CANADIAN NATURAL RESOURCES CALL+                                    45.00       12/17/2005             (1,950)
           (40)  CANADIAN NATURAL RESOURCES CALL+                                    50.00       12/17/2005             (8,400)
           (25)  CV THERAPEUTICS INCORPORATED CALL+                                  25.00       10/22/2005             (4,500)
           (60)  CV THERAPEUTICS INCORPORATED CALL+                                  30.00       01/21/2006             (8,400)
           (30)  ENCORE WIRE CORPORATION CALL+                                       15.00       02/18/2006             (6,900)
           (10)  FOREST OIL CORPORATION CALL+                                        40.00       11/19/2005            (12,000)
           (30)  GLAMIS GOLD LIMITED CALL+                                           22.50       11/19/2005             (3,600)
          (300)  GLOBAL INDUSTRIES, LIMITED CALL+                                    12.50       12/17/2005            (76,500)
          (300)  GLOBAL INDUSTRIES, LIMITED CALL+                                    15.00       12/17/2005            (30,000)
           (15)  HELMERICH & PAYNE INCORPORATED CALL+                                60.00       12/17/2005             (6,150)
           (13)  IPSCO INCORPORATED CALL+                                            60.00       12/17/2005            (17,030)
           (20)  IPSCO INCORPORATED CALL+                                            65.00       11/19/2005            (17,000)
          (400)  KFX INCORPORATED CALL+                                              15.00       12/17/2005           (136,000)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                           SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES                                                                          STRIKE PRICE  EXPIRATION DATE      VALUE
WRITTEN OPTIONS (continued)
          (100)  KFX INCORPORATED CALL+                                              20.00       12/17/2005    $       (10,500)
          (200)  KFX INCORPORATED CALL+                                              17.50       12/17/2005            (38,000)
           (60)  MICRON TECHNOLOGY INCORPORATED CALL+                                12.00       10/22/2005             (8,100)
           (55)  NEWMONT MINING CORPORATION CALL+                                    47.50       12/17/2005            (14,850)
           (10)  NOBLE ENERGY INCORPORATED CALL+                                     42.50       11/19/2005             (5,100)
           (10)  NOBLE ENERGY INCORPORATED CALL+                                     35.00       11/19/2005            (11,800)
           (60)  ORASURE TECHNOLOGIES INCORPORATED CALL+                             10.00       01/21/2006             (4,500)
           (10)  PIONEER NATURAL RESOURCES COMPANY CALL+                             50.00       10/22/2005             (5,200)
            (5)  PIONEER NATURAL RESOURCES COMPANY CALL+                             51.00       10/22/2005               (950)
           (20)  PRIDE INTERNATIONAL INCORPORATED CALL+                              25.00       01/21/2006             (9,200)
           (10)  PRIDE INTERNATIONAL INCORPORATED CALL+                              30.00       01/21/2006             (1,900)
          (200)  RANDGOLD RESOURCES LIMITED-ADR CALL+                                15.00       12/17/2005            (33,000)
           (10)  UNITED STATES STEEL CORPORATION CALL+                               50.00       01/21/2006             (1,300)
           (20)  UNITED STATES STEEL CORPORATION CALL+                               45.00       11/19/2005             (2,900)
            (5)  UNOVA INCORPORATED+                                                 35.00       03/18/2006             (1,350)

TOTAL WRITTEN OPTIONS (COST $(330,654))                                                                               (478,080)
                                                                                                               ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

ITEM 2.  CONTROLS AND PROCEDURES
================================
(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a) above.


                                  CERTIFICATION



I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Advantage Life Stage - Aggressive Portfolio, Wells Fargo Advantage Life Stage - Conservative Portfolio, Wells Fargo Advantage Life Stage - Moderate Portfolio, Wells Fargo Advantage Common Stock Fund, Wells Fargo Advantage Small Cap Value Fund, Wells Fargo Advantage Discovery Fund, Wells Fargo Advantage Enterprise Fund, Wells Fargo Advantage Mid Cap Disciplined Fund, Wells Fargo Advantage Opportunity Fund, Wells Fargo Advantage Small Cap Disciplined Fund, Wells Fargo Advantage Small/Mid Cap Value Fund; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:  November 23, 2005

/s/ Karla M. Rabusch

Karla M. Rabusch
President
Wells Fargo Funds Trust


                                  CERTIFICATION



I, Stacie D. DeAngelo, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Advantage Life Stage - Aggressive Portfolio, Wells Fargo Advantage Life Stage - Conservative Portfolio, Wells Fargo Advantage Life Stage - Moderate Portfolio, Wells Fargo Advantage Common Stock Fund, Wells Fargo Advantage Small Cap Value Fund, Wells Fargo Advantage Discovery Fund, Wells Fargo Advantage Enterprise Fund, Wells Fargo Advantage Mid Cap Disciplined Fund, Wells Fargo Advantage Opportunity Fund, Wells Fargo Advantage Small Cap Disciplined Fund, Wells Fargo Advantage Small/Mid Cap Value Fund; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and






         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:  November 23, 2005

/s/ Stacie D. DeAngelo

Stacie D. DeAngelo
Treasurer
Wells Fargo Funds Trust


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                             Wells Fargo Funds Trust


                                          By:      /s/ Karla M. Rabusch


                                                       Karla M. Rabusch
                                                       President



                                          By:      /s/ Stacie D. DeAngelo


                                                       Stacie D. DeAngelo
                                                       Treasurer

Date:  November 23, 2005






                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                             Wells Fargo Funds Trust



                                          By:      /s/ Karla M. Rabusch


                                                       Karla M. Rabusch
                                                       President



                                          By:      /s/ Stacie D. DeAngelo


                                                       Stacie D. DeAngelo
                                                       Treasurer

Date: November 23, 2005